                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                    F O R M  N-1A

    Registration Statement Under the Securities Act of 1933                 /x/

                   Pre-Effective Amendment No. __                           / /

                   Post-Effective Amendment No. 7                           /x/

                                         and

    Registration Statement Under the Investment Company Act of 1940         /x/

                                   Amendment No. 8                          /x/

                                 -------------------

                                    BERKELEY FUNDS

                  (Exact Name of Registrant as Specified in Charter)


          650 California Street, Suite 2800, San Francisco, California 94108
                       (Address of Principal Executive Office)

                                    (415) 393-0300
                 (Registrant's Telephone Number, Including Area Code)

                                  ROBERT A. CORNMAN
          650 California Street, Suite 2800, San Francisco, California 94108
                       (Name and Address of Agent for Service)

                                 -------------------

Approximate Date of Proposed Public Offering: As soon as possible after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

---  immediately upon filing pursuant to paragraph (b)

---  on                 pursuant to paragraph (b)
       ----------------


---  60 days after filing pursuant to paragraph (a)(1)


---  on [date] pursuant to paragraph (a)(1)



---  75 days after filing pursuant to paragraph (a)(2)


X
---  on April 30, 1999 pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             -------------------

                   Please Send Copy of Communications to:
                        MITCHELL E. NICHTER, ESQ.
                          KELVIN K. LEUNG, ESQ.
                   Paul, Hastings, Janofsky & Walker LLP
                          345 California Street
                         San Francisco, CA 94104
                             (415) 835-1600

                                   BERKELEY FUNDS

                         BERKELEY CALIFORNIA TAX EXEMPT FUND
                              BERKELEY GOVERNMENT FUND

           CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statement of Berkeley Funds contains the following documents:

         -    Facing Sheet

         -    Contents of Post-Effective Amendment to Registration Statement

         -    Part A:  Prospectus for Class A Shares of Berkeley California
                       Tax Exempt Fund

         -    Part A:  Prospectus for Class S Shares of Berkeley California
                       Tax Exempt Fund

         -    Part A:  Prospectus for Institutional Class Shares of Berkeley
                       California Tax Exempt Fund

         -    Part A:  Prospectus for Class A Shares of Berkeley Government
                       Fund

         -    Part A:  Prospectus for Class S Shares of Berkeley Government
                       Fund

         -    Part A:  Prospectus for Institutional Class Shares of Berkeley
                       Government Fund


         -    Part B:  Statement of Additional Information for Berkeley
                       California Tax Exempt Fund and Berkeley Government Fund Combined

         -    Part C:  Other Information

         -    Signature Page

                                    BERKELEY FUNDS


                        CLASS A SHARES OF BERKELEY CALIFORNIA
                                   TAX EXEMPT FUND

              PROSPECTUS SUBJECT TO COMPLETION DATED FEBRUARY 12, 1999


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.



                       BERKELEY CALIFORNIA TAX EXEMPT FUND

                       CLASS A








                                          PROSPECTUS DATED APRIL 30, 1999











          The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

          Mutual fund shares and other securities are not bank deposits, nor are they obligations of, or guaranteed by City National Bank. Mutual fund shares and other securities are not FDIC insured. Investing in mutual funds and other securities involves risks, including loss of principal.

TABLE OF CONTENTS

Overview . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Our goal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     How we plan to achieve our goal . . . . . . . . . . . . . . . . . . . . 4

     Types of securities . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Classes of shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Risks of investing in our Fund. . . . . . . . . . . . . . . . . . . . . 5

     Past performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Understanding expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

Account policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Understanding earnings and taxes . . . . . . . . . . . . . . . . . . . . . .10

How to buy and sell shares . . . . . . . . . . . . . . . . . . . . . . . . .11

     Buying shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

     Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

For more information . . . . . . . . . . . . . . . . . . . . . . . .back cover





     More detailed information on all subjects covered in this simplified prospectus is contained within the Statement of Additional Information
     (SAI). Investors seeking more in-depth explanations of this Fund should request the SAI and review it before purchasing shares.

OVERVIEW


OUR GOAL

     The Fund is a tax-exempt money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California personal income tax. Also, the Fund seeks to maintain a $1.00 per share net asset value. The goals of the Fund can only be changed with shareholder approval.

HOW WE PLAN TO ACHIEVE OUR GOAL

     OUR STRATEGY. We purchase liquid, high-quality, short-term California municipal money market securities. We invest at least 80% of the Fund's net assets in municipal money market securities that pay interest that is expected to be exempt from federal and California income tax. The securities must have maturities of no more than 397 days and, in our opinion, present minimal credit risk.

TYPES OF SECURITIES

     The fund invests primarily in money market instruments including:

     -    High-quality municipal bonds, notes and commercial paper.
          High-quality bonds are those rated within the two highest grades by rating agencies such as Standard & Poors (I.E. rated at least AA);
     - Securities that pay interest which is not a preference item for purposes of federal alternative minimum tax;
     - Municipal obligations that pay interest which is expected to be exempt from California personal income taxes;

     Please review the SAI for more detailed descriptions of these securities.

CLASSES OF SHARES

     This Prospectus offers Class A shares of the Fund. The Fund also offers other classes of shares, which are subject to the same expenses, except they may be subject to different distribution, shareholder servicing and/or transfer agent costs.

RISKS OF INVESTING IN OUR FUND

     As with any money market fund, there are risks of investing. We cannot guarantee that we will meet our investment goals. Here are some other risks to consider:

     MAINTAINING THE NET ASSET VALUE. We cannot guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share. You may lose money by investing in the Fund.

     NO FEDERAL GUARANTEES. As with any money market mutual fund, an investment in the Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board, or any agency of the U.S. Government.

     CALIFORNIA RISK FACTORS. The Fund may be subject to greater risks than other tax-exempt money market funds that are diversified across issuers located in a number of states. Because the Fund concentrates its investments in California municipal securities, the Fund is vulnerable to changes in California's economy that may lessen the ability of California municipal bond issuers to pay interest and principal on their bonds.

     TAXES. Although the Fund's objective is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the alternative minimum tax.

     THE EFFECT OF INTEREST RATES. A money market fund's yield is affected by interest rate changes. When rates decline, the fund's yield may tend to be somewhat higher than prevailing market rates. When rates rise, the fund's yield may tend to be somewhat lower.

     ISSUER DEFAULT. We may not be able to maintain a $1 per share value if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly-rated securities.

     OTHER ADVERSE CONDITIONS. The Fund's performance may be affected by changes in market, economic, political, or other conditions.
     Companies offering securities we invest in may also be affected by these conditions as well as by government regulations and interest rate volatility.

     YEAR 2000 COMPLIANCE. Many computer software systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000 Problem." The systems' inability to tell the difference could cause accounting and other problems. Our software vendors and service providers have assured us, although not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have a material impact on the Fund because these costs are borne primarily by the Fund's vendors and service providers, and not directly by the Fund.

PAST PERFORMANCE

     The Fund is a new series of the Trust and has recently commenced operations. Therefore, no past performance information is available.


     If you would like to know the current seven-day yield, call:
     1-888-889-0799.


UNDERSTANDING EXPENSES


FEE TABLE

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
     ASSETS)

     Management Fee                                               0.27%
     Distribution/Service (12b-1) Fee                             0.50%
     Other Expenses
       Shareholder Servicing Fee                                  0.25%
       Other Fund Expenses (estimated)                            0.05%
     ------------------------------------------------------------------
     TOTAL FUND OPERATING EXPENSES (ESTIMATED)                    1.07%

     The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

     The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep "Total Fund Operating Expenses" at or below 0.78%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur. The investment manager may, however, choose to waive them if the Fund cannot repay them and stay below the 0.78% limit for that year. The fee waiver and reimbursement arrangement cannot be terminated by the Fund, but may be terminated by the investment manager.

FEE EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower. The example should not be considered a representation of past or future expenses or performance.

     Based on these assumptions your costs would be:

     1 Year         3 Years
     ------         -------
       $109            $340

MANAGEMENT OF THE FUND


INVESTMENT MANAGER

     City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services, including the selection, appointment, and supervision of the sub-adviser to the Fund. CNB may, in the future, and after having secured the necessary SEC approval, change the sub-adviser to the Fund according to certain procedures without soliciting shareholders' approval.

     CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.4 billion in assets as of December 31, 1998. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

SUB-ADVISER

     Weiss, Peck & Greer, L.L.C. ("WP&G") currently serves as the Fund's sub-adviser pursuant to a sub-advisory agreement between the investment manager and WP&G. Under the sub-advisory agreement, WP&G provides investment advisory and portfolio management services to the Fund. WP&G is located at One New York Plaza, New York, New York 10004. WP&G has been in the investment management business since 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WP&G has been active in managing portfolios of tax exempt securities WP&G has assets under management totaling approximately $16 billion as of _____________.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     SEI Investments Mutual Funds Services serves as administrator and fund accountant to the Fund. SEI Investments Fund Management ("SEI") serves as transfer agent for the Fund. Both companies are located at Oaks, Pennsylvania 19456 and can be reached at 1-800-342-5734.

DISTRIBUTOR

     SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund..
      The Distributor is located at Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ACCOUNT POLICIES



     HOW WE PRICE SHARES. Shares are priced at net asset value (NAV) which is expected to remain constant at $1.00. The NAV is calculated by adding the values of all securities and other assets of the Fund, subtracting the liabilities, and dividing the net amount by the number of outstanding shares. Securities are valued at amortized cost, which approximates market value.

     WHEN SHARES ARE PRICED. NAV calculations are made once each day, usually by 2:00 p.m. Eastern time. Shares are not priced on any day when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed.

     REPORTING FUND PERFORMANCE. From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.

UNDERSTANDING EARNINGS AND TAXES


     DECLARING AND PAYING DIVIDENDS. Dividends are declared each day the NAV is calculated. Dividends and net capital gains (if any) normally are paid on the last business day of each month.

     WHEN DO DIVIDENDS ACCRUE? Your dividends begin to accrue on the day of purchase for shares bought before 1:30 p.m. Eastern time. They begin to accrue on the following day for shares purchased after 1:30 p.m. Eastern time. You will not be credited with dividends for shares on the day you sell them.

     DISTRIBUTION OPTIONS. You may choose to receive your distributions in one of two ways:

     - Your dividends will be automatically reinvested in additional full or fractional shares, unless you instruct the Fund in writing.
     - You may receive dividends by mail, but only if you instruct the Fund to do so. Checks will normally be mailed to you on the business day after distributions are credited to your account.

     To change your distribution option, call the Distributor at 1-888-889-0799.

     TAX CONSIDERATIONS. The Fund intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences.

     The Fund also intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends") . The Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Fund continues to qualify as a regulated investment company. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

     You will be notified at least annually about the tax consequences of distributions made each year. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS.

     BACKUP WITHHOLDING. You must provide your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

HOW TO BUY AND SELL SHARES


     Here are the details you should know about buying and selling shares:

     HOW TO PLACE AN ORDER.  You may place an order with:

     -    an approved broker-dealer; or
     -    any other approved financial institution.

     ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION. If you have problems with your order, you must resolve those problems directly with the entity with whom you are dealing. Other financial institutions may offer different services and charge additional fees.

     WHEN ORDERS WILL BE COMPLETED. You may have to transmit or purchase or exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Fund. For more information about how to purchase or exchange fund shares through your financial institution, you should contact your financial institution directly.

     If SEI receives your purchase order, through your financial institution before 1:30 p.m., Eastern time, the order will be executed that same day. Orders received after 1:30 p.m., Eastern time will be executed the following business day. Your shares will be bought, only after SEI receives a properly completed order with full payment.

     PURCHASE MINIMUMS.  You may buy shares for:

     -    an initial amount of $100,000; and,
     -    additional investments of $1,000 or more.

     Exceptions may be made at our discretion.

     MINIMUM ACCOUNT BALANCES. Accounts of less than $100,000 are expensive to maintain. Therefore, if you sell an amount of shares that drops your account balance below the minimum, you may be asked to add money to the account to bring it above the minimum balance. If, after 30 days, the account balance remains below the minimum, your shares may be sold and your account closed without your consent. The proceeds will be mailed to you, through your financial institution.

     PAYMENT RESTRICTIONS. We only accept payments in U.S. funds. Checks must be drawn on a U.S. bank, savings and loan association, or credit union. Cash and third-party checks will not be accepted.

     WIRING FEE. The financial institution placing your order may charge its own wiring fees.

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.


BUYING SHARES


     FIRST TIME PURCHASES. You will have to follow your financial institution's procedures for transacting with the Fund. Contact your financial institution for more information.


SELLING SHARES


     GENERAL RESTRICTIONS. We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form.

     PAYMENT MAY BE DELAYED. You payment may be delayed by us or your financial institution, if you buy shares by check and sell them before your check clears - we will not send your proceeds until we have received payment from the initial purchase. This delay may take up to 12 days from the date of your purchase. (You can avoid this delay by purchasing shares by wire.)

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.

     CONFIRMING AUTHENTICITY. SEI will make every effort to verify that an order is authentic.

     To do so, they may:

     - ask for a form of personal identification or written confirmation of instructions; and
     -    tape record your telephone instructions.

     The Fund and SEI reserve the right to refuse an order if we cannot reasonably confirm the authenticity of the instructions.

     LIABILITY. We or SEI may be liable for losses from unauthorized or fraudulent orders only if reasonable steps are not taken to verify an order's authenticity.

FOR MORE INFORMATION


BERKELEY CALIFORNIA TAX EXEMPT FUND

     Additional information is available free of charge in the Statement of Additional Information (SAI). The SAI is incorporated by reference (legally considered part of this document). Additional information about the Fund's performance is available in the Fund's Annual Report. To receive a free copy of this prospectus, the SAI, or the Annual Report (when available), please contact:

          SEI Investments Distribution Co.,

          Oaks, Pennsylvania 19456

          1-888-889-0799



INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

     -    at the SEC's Public Reference Room in Washington, D.C.
          (1-800-SEC-0330);

     -    on the Commission's Internet site (http://www.sec.gov); or
                                            --------------------

     - by written request (including duplicating fee) to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.






     Investment Company Act file number: 811-07923

                                    BERKELEY FUNDS


                        CLASS S SHARES OF BERKELEY CALIFORNIA
                                   TAX EXEMPT FUND

           PROSPECTUS SUBJECT TO COMPLETION DATED FEBRUARY 12, 1999


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.



                       BERKELEY CALIFORNIA TAX EXEMPT FUND

                       CLASS S







                                          PROSPECTUS DATED APRIL 30, 1999










          The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

          Mutual fund shares and other securities are not bank deposits, nor are they obligations of, or guaranteed by City National Bank. Mutual fund shares and other securities are not FDIC insured. Investing in mutual funds and other securities involves risks, including possible loss of principal.

TABLE OF CONTENTS

Overview . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Our goal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     How we plan to achieve our goal . . . . . . . . . . . . . . . . . . . . 4

     Types of securities . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Classes of shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Risks of investing in our Fund. . . . . . . . . . . . . . . . . . . . . 5

     Past performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Understanding expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

Account policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Understanding earnings and taxes . . . . . . . . . . . . . . . . . . . . . .10

How to buy and sell shares . . . . . . . . . . . . . . . . . . . . . . . . .11

     Buying shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

     Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

For more information . . . . . . . . . . . . . . . . . . . . . . . .back cover




     More detailed information on all subjects covered in this simplified prospectus is contained within the Statement of Additional Information
     (SAI). Investors seeking more in-depth explanations of this Fund should request the SAI and review it before purchasing shares.

OVERVIEW


OUR GOAL

     The Fund is a tax-exempt money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California personal income tax. Also, the Fund seeks to maintain a $1.00 per share net asset value. The goals of the Fund can only be changed with shareholder approval.

HOW WE PLAN TO ACHIEVE OUR GOAL

     OUR STRATEGY. We purchase liquid, high-quality, short-term California municipal money market securities. We invest at least 80% of the Fund's net assets in municipal money market securities that pay interest that is expected to be exempt from federal and California income tax. The securities must have maturities of no more than 397 days and, in our opinion, present minimal credit risk.

TYPES OF SECURITIES

     The fund invests primarily in money market instruments including:

     - High-quality municipal bonds, notes and tax-exempt commercial paper. High-quality bonds are those rated within the two highest grades by rating agencies such as Standard & Poors (I.E. rated at least AA);
     - Securities that pay interest which is not a preference item for purposes of federal alternative minimum tax;
     - Municipal obligations that pay interest which is expected to be exempt from California personal income taxes;

     Please review the SAI for more detailed descriptions of these securities.

CLASSES OF SHARES

     This Prospectus offers Class S shares of the Fund. The Fund also offers other classes of shares, which are subject to the same expenses, except they may be subject to different distribution, shareholder servicing and/or transfer agent costs.

RISKS OF INVESTING IN OUR FUND

     As with any money market fund, there are risks of investing. We cannot guarantee that we will meet our investment goals. Here are some other risks to consider:

     MAINTAINING THE NET ASSET VALUE. We cannot guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share. You may lose money by investing in the Fund.

     NO FEDERAL GUARANTEES. As with any money market mutual fund, an investment in the Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board, or any agency of the U.S. Government.

     CALIFORNIA RISK FACTORS. The Fund may be subject to greater risks than other tax-exempt money market funds that are diversified across issuers located in a number of states. Because the Fund concentrates its investments in California municipal securities, the Fund is vulnerable to changes in California's economy that may lessen the ability of California municipal bond issuers to pay interest and principal on their bonds.

     TAXES. Although the Fund's objective is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the alternative minimum tax.

     THE EFFECT OF INTEREST RATES. A money market fund's yield is affected by interest rate changes. When rates decline, the fund's yield may tend to be somewhat higher than prevailing market rates. When rates rise, the fund's yield may tend to be somewhat lower.

     ISSUER DEFAULT. We may not be able to maintain a $1 per share value if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly-rated securities.

     OTHER ADVERSE CONDITIONS. The Fund's performance may be affected by changes in market, economic, political, or other conditions.
     Companies offering securities we invest in may also be affected by these conditions as well as by government regulations and interest rate volatility.

     YEAR 2000 COMPLIANCE. Many computer software systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000 Problem." The systems' inability to tell the difference could cause accounting and other problems. Our software vendors and service providers have assured us, although not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have a material impact on the Fund because these costs are borne primarily by the Fund's vendors and service providers, and not directly by the Fund.

PAST PERFORMANCE

     The Fund is a new series of the Trust and has recently commenced operations. Therefore, no past performance information is available.


     If you would like to know the current seven-day yield, call:
     1-888-889-0799.


UNDERSTANDING EXPENSES


FEE TABLE

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
     ASSETS)

     Management Fee                                               0.27%
     Distribution/Service (12b-1) Fee                             0.50%
     Other Expenses
       Shareholder Servicing Fee                                  0.25%
       Other Fund Expenses (estimated)                            0.05%
     ------------------------------------------------------------------
     TOTAL FUND OPERATING EXPENSES (ESTIMATED)                    1.07%

     The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

     The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep "Total Fund Operating Expenses" at or below 0.98%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur. The investment manager may, however, choose to waive them if the Fund cannot repay them and stay below the 0.98% limit for that year. The fee waiver and reimbursement arrangement cannot be terminated by the Fund, but may be terminated by the investment manager.

FEE EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower. The example should not be considered a representation of past or future expenses or performance.



     Based on these assumptions your costs would be:

     1 Year         3 Years
     ------         -------
       $109            $340

MANAGEMENT OF THE FUND


INVESTMENT MANAGER

     City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services, including the selection, appointment, and supervision of the sub-adviser to the Fund. CNB may, in the future, and after having secured the necessary SEC approval, change the sub-adviser to the Fund according to certain procedures without soliciting shareholders' approval.

     CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.4 billion in assets as of December 31, 1998. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

SUB-ADVISER

     Weiss, Peck & Greer, L.L.C. ("WP&G") currently serves as the Fund's sub-adviser pursuant to a sub-advisory agreement between the investment manager and WP&G. Under the sub-advisory agreement, WP&G provides investment advisory and portfolio management services to the Fund. WP&G is located at One New York Plaza, New York, New York 10004. WP&G has been in the investment management business since 1970, and engages in investment management, venture capital management
     and management buyouts.   Since its founding, WP&G has been active in
     managing portfolios of tax exempt securities. WP&G has assets under management totaling approximately $16 billion as of _____________.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     SEI Investments Mutual Funds Services serves as administrator and fund accountant to the Fund. SEI Investments Fund Management ("SEI") serves as transfer agent for the Fund. Both companies are located at Oaks, Pennsylvania 19456 and can be reached at 1-800-342-5734.

DISTRIBUTOR

     SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund.. The Distributor is located at Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ACCOUNT POLICIES


     HOW WE PRICE SHARES. Shares are priced at net asset value (NAV) which is expected to remain constant at $1.00. The NAV is calculated by adding the values of all securities and other assets of the Fund, subtracting the liabilities, and dividing the net amount by the number of outstanding shares. Securities are valued at amortized cost, which approximates market value.

     WHEN SHARES ARE PRICED. NAV calculations are made once each day, usually by 2:00 p.m. Eastern time. Shares are not priced on any day when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed.

     REPORTING FUND PERFORMANCE. From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.

UNDERSTANDING EARNINGS AND TAXES


     DECLARING AND PAYING DIVIDENDS. Dividends are declared each day the NAV is calculated. Dividends and net capital gains (if any) normally are paid on the last business day of each month.

     WHEN DO DIVIDENDS ACCRUE? Your dividends begin to accrue on the day of purchase for shares bought before 1:30 p.m. Eastern time. They begin to accrue on the following day for shares purchased after 1:30 p.m. Eastern time. You will not be credited with dividends for shares on the day you sell them.

     DISTRIBUTION OPTIONS. You may choose to receive your distributions in one of two ways:

     - Your dividends will be automatically reinvested in additional full or fractional shares, unless you instruct the Fund in writing.
     - You may receive dividends by mail, but only if you instruct the Fund in writing to do so. Checks will normally be mailed to you on the business day after distributions are credited to your account.

     To change your distribution option, call the Distributor at 1-888-889-0799.

     TAX CONSIDERATIONS. The Fund intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences.

     The Fund also intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Fund continues to qualify as a regulated investment company. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

     You will be notified at least annually about the tax consequences of distributions made each year. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS.

     BACKUP WITHHOLDING. You must provide your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

HOW TO BUY AND SELL SHARES


     Here are the details you should know about buying and selling shares:

     HOW TO PLACE AN ORDER.  You may place an order with:
     -    an approved broker-dealer; or
     -    any other approved financial institution.

     ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION. If you have problems with your order, you must resolve those problems directly with the entity with whom you are dealing. Other financial institutions may offer different services and charge additional fees.

     WHEN ORDERS WILL BE COMPLETED. You may have to transmit or purchase or exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Fund. For more information about how to purchase or exchange fund shares through your financial institution, you should contact your financial institution directly.

     If SEI receives your purchase order, through your financial institution before 1:30 p.m., Eastern time, the order will be executed that same day. Orders received after 1:30 p.m., Eastern time will be executed the following business day. Your shares will be bought, only after SEI receives a properly completed order with full payment.

     PURCHASE MINIMUMS.  You may buy shares for:
     -    an initial amount of $100,000; and,
     -    additional investments of $1,000 or more.

     Exceptions may be made at our discretion.

     MINIMUM ACCOUNT BALANCES. Accounts of less than $100,000 are expensive to maintain. Therefore, if you sell an amount of shares that drops your account balance below the minimum, you may be asked to add money to the account to bring it above the minimum balance. If, after 30 days, the account balance remains below the minimum, your shares may be sold and your account closed without your consent. The proceeds will be mailed to you, through your financial institution.

     PAYMENT RESTRICTIONS. We only accept payments in U.S. funds. Checks must be drawn on a U.S. bank, savings and loan association, or credit union. Cash and third-party checks will not be accepted.

     WIRING FEE. The financial institution placing your order may charge its own wiring fees.

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.


BUYING SHARES

     FIRST TIME PURCHASES. You will have to follow your financial institution's procedures for transacting with the Fund. Contact your financial institution for more information.


SELLING SHARES

     GENERAL RESTRICTIONS. We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form.

     PAYMENT MAY BE DELAYED. You payment may be delayed by us or your financial institution, if you buy shares by check and sell them before your check clears - we will not send your proceeds until we have received payment from the initial purchase. This delay may take up to 12 days from the date of your purchase. (You can avoid this delay by purchasing shares by wire.)

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.

     CONFIRMING AUTHENTICITY. SEI will make every effort to verify that an order is authentic.

     To do so, they may:
     - ask for a form of personal identification or written confirmation of instructions; and
     -    tape record your telephone instructions.

     The Fund and SEI reserve the right to refuse an order if we cannot reasonably confirm the authenticity of the instructions.

     LIABILITY. We or SEI may be liable for losses from unauthorized or fraudulent orders only if reasonable steps are not taken to verify an order's authenticity.

FOR MORE INFORMATION


BERKELEY CALIFORNIA TAX EXEMPT FUND

     Additional information is available free of charge in the Statement of Additional Information (SAI). The SAI is incorporated by reference (legally considered part of this document). Additional information about the Fund's performance is available in the Fund's Annual Report. To receive a free copy of this prospectus, the SAI, or the Annual Report (when available), please contact:

          SEI Investments Distribution Co.,

          Oaks, Pennsylvania 19456

          1-888-889-0799



INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

     -    at the SEC's Public Reference Room in Washington, D.C.
          (1-800-SEC-0330);

     -    on the Commission's Internet site (http://www.sec.gov); or
                                            --------------------

     - by written request (including duplicating fee) to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.






     Investment Company Act file number: 811-07923

                                    BERKELEY FUNDS


                  INSTITUTIONAL CLASS SHARES OF BERKELEY CALIFORNIA
                                   TAX EXEMPT FUND

             PROSPECTUS SUBJECT TO COMPLETION DATED FEBRUARY 12, 1999


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.








                         BERKELEY CALIFORNIA TAX EXEMPT FUND

                         INSTITUTIONAL CLASS








                                          PROSPECTUS DATED APRIL 30, 1999








     The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     Mutual fund shares and other securities are not bank deposits, nor are they obligations of, or guaranteed by City National Bank. Mutual fund shares and other securities are not FDIC insured. Investing in mutual funds and other securities involves risks, including loss of principal.

TABLE OF CONTENTS

Overview . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Our goal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     How we plan to achieve our goal . . . . . . . . . . . . . . . . . . . . 4

     Types of securities . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Classes of shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Risks of investing in our Fund. . . . . . . . . . . . . . . . . . . . . 5

     Past performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Understanding expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

Account policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Understanding earnings and taxes . . . . . . . . . . . . . . . . . . . . . .10

How to buy and sell shares . . . . . . . . . . . . . . . . . . . . . . . . .11

     Opening an account. . . . . . . . . . . . . . . . . . . . . . . . . . .12

     Buying shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

     Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

For more information . . . . . . . . . . . . . . . . . . . . . . . .back cover



     More detailed information on all subjects covered in this simplified prospectus is contained within the Statement of Additional Information
     (SAI). Investors seeking more in-depth explanations of this Fund should request the SAI and review it before purchasing shares.

OVERVIEW


OUR GOAL

     The Fund is a tax-exempt money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California personal income tax. Also, the Fund seeks to maintain a $1.00 per share net asset value. The goals of the Fund can only be changed with shareholder approval.

HOW WE PLAN TO ACHIEVE OUR GOAL

     OUR STRATEGY. We purchase liquid, high-quality, short-term California municipal money market securities. We invest at least 80% of the Fund's net assets in municipal money market securities that pay interest that is expected to be exempt from federal and California income tax. The securities must have maturities of no more than 397 days and, in our opinion, present minimal credit risk.

TYPES OF SECURITIES

     The fund invests primarily in money market instruments including:
     - High-quality municipal bonds, notes and tax-exempt commercial paper. High-quality bonds are those rated within the two highest grades by rating agencies such as Standard & Poors (I.E. rated at least AA);
     - Securities that pay interest which is not a preference item for purposes of federal alternative minimum tax;
     - Municipal obligations that pay interest which is expected to be exempt from California personal income taxes;

     Please review the SAI for more detailed descriptions of these securities.

CLASSES OF SHARES

     This Prospectus offers Institutional Class shares of the Fund. The Fund also offers other classes of shares, which are subject to the same expenses, except they may be subject to different distribution, shareholder servicing and/or transfer agent costs.

RISKS OF INVESTING IN OUR FUND

     As with any money market fund, there are risks of investing. We cannot guarantee that we will meet our investment goals. Here are some other risks to consider:

     MAINTAINING THE NET ASSET VALUE. We cannot guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share. You may lose money by investing in the Fund.

     NO FEDERAL GUARANTEES. As with any money market mutual fund, an investment in the Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board, or any agency of the U.S. Government.

     CALIFORNIA RISK FACTORS. The Fund may be subject to greater risks than other tax-exempt money market funds that are diversified across issuers located in a number of states. Because the Fund concentrates its investments in California municipal securities, the Fund is vulnerable to changes in California's economy that may lessen the ability of California municipal bond issuers to pay interest and principal on their bonds.

     TAXES. Although the Fund's objective is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the alternative minimum tax.

     THE EFFECT OF INTEREST RATES. A money market fund's yield is affected by interest rate changes. When rates decline, the fund's yield may tend to be somewhat higher than prevailing market rates. When rates rise, the fund's yield may tend to be somewhat lower.

     ISSUER DEFAULT. We may not be able to maintain a $1 per share value if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly-rated securities.

     OTHER ADVERSE CONDITIONS. The Fund's performance may be affected by changes in market, economic, political, or other conditions.
     Companies offering securities we invest in may also be affected by these conditions as well as by government regulations and interest rate volatility.

     YEAR 2000 COMPLIANCE. Many computer software systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000 Problem." The systems' inability to tell the difference could cause accounting and other problems. Our software vendors and service providers have assured us, although not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have a material impact on the Fund because these costs are borne primarily by the Fund's vendors and service providers, and not directly by the Fund.

PAST PERFORMANCE

     The Fund is a new series of the Trust and has recently commenced operations. Therefore, no past performance information is available.


     If you would like to know the current seven-day yield, call:
     1-888-889-0799.


UNDERSTANDING EXPENSES


FEE TABLE

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
     ASSETS)

     Management Fee                                               0.27%
     Distribution/Service (12b-1) Fee                             0.00%
     Other Expenses
       Shareholder Servicing Fee                                  0.25%
       Other Fund Expenses (estimated)                            0.05%
     ------------------------------------------------------------------
     TOTAL FUND OPERATING EXPENSES (ESTIMATED)                    0.57%


     The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

     The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep "Total Fund Operating Expenses" at or below 0.55%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur. The investment manager may, however, choose to waive them if the Fund cannot repay them and stay below the 0.55% limit for that year. The fee waiver and reimbursement arrangement cannot be terminated by the Fund, but may be terminated by the investment manager.

FEE EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower. The example should not be considered a representation of past or future expenses or performance.


     Based on these assumptions your costs would be:

     1 Year         3 Years
     ------         -------
        $58            $182

MANAGEMENT OF THE FUND


INVESTMENT MANAGER

     City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services, including the selection, appointment, and supervision of the sub-adviser to the Fund. CNB may, in the future, and after having secured the necessary SEC approval, change the sub-adviser to the Fund according to certain procedures without soliciting shareholders' approval.

     CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.4 billion in assets as of December 31, 1998. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

SUB-ADVISER

     Weiss, Peck & Greer, L.L.C. ("WP&G") currently serves as the Fund's sub-adviser pursuant to a sub-advisory agreement between the investment manager and WP&G. Under the sub-advisory agreement, WP&G provides investment advisory and portfolio management services to the Fund. WP&G is located at One New York Plaza, New York, New York 10004. WP&G has been in the investment management business since 1970, and engages in investment management, venture capital management
     and management buyouts.   Since its founding, WP&G has been active in
     managing portfolios of tax exempt securities. WP&G has assets under management totaling approximately $16 billion as of _____________.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     SEI Investments Mutual Funds Services serves as administrator and fund accountant to the Fund. SEI Investments Fund Management ("SEI") serves as transfer agent for the Fund. Both companies are located at Oaks, Pennsylvania 19456 and can be reached at 1-800-342-5734.

DISTRIBUTOR

     SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ACCOUNT POLICIES


     HOW WE PRICE SHARES. Shares are priced at net asset value (NAV) which is expected to remain constant at $1.00. The NAV is calculated by adding the values of all securities and other assets of the Fund, subtracting the liabilities, and dividing the net amount by the number of outstanding shares. Securities are valued at amortized cost, which approximates market value.

     WHEN SHARES ARE PRICED. NAV calculations are made once each day, usually by 2:00 p.m. Eastern time. Shares are not priced on any day when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed.

     REPORTING FUND PERFORMANCE. From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.

UNDERSTANDING EARNINGS AND TAXES


     DECLARING AND PAYING DIVIDENDS. Dividends are declared each day the NAV is calculated. Dividends and net capital gains (if any) normally are paid on the last business day of each month.

     WHEN DO DIVIDENDS ACCRUE? Your dividends begin to accrue on the day of purchase for shares bought before 1:30 p.m. Eastern time. They begin to accrue on the following day for shares purchased after 1:30 p.m. Eastern time. You will not be credited with dividends for shares on the day you sell them.

     DISTRIBUTION OPTIONS. You may choose to receive your distributions in one of two ways:
     - Your dividends will be automatically reinvested in additional full or fractional shares, unless you instruct the Fund in writing.
     - You may receive dividends by mail, but only if you instruct the Fund in writing to do so. Checks will normally be mailed to you on the business day after distributions are credited to your account.

     To change your distribution option, call the Distributor at 1-888-889-0799.

     TAX CONSIDERATIONS. The Fund intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences.

     The Fund also intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends") . The Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Fund continues to qualify as a regulated investment company. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

     You will be notified at least annually about the tax consequences of distributions made each year. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS.

     BACKUP WITHHOLDING. You must provide your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

HOW TO BUY AND SELL SHARES


     Here are the details you should know about opening an account, and buying and selling shares:

     HOW TO PLACE AN ORDER.  You may place an order with:
     -    the transfer agent, SEI;
     -    an approved broker-dealer; or
     -    any other approved financial institution.

     ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION. If you place an order with anyone other than SEI, you must resolve any problems directly with that entity. Other financial institutions may offer different services and charge additional fees.

     WHEN ORDERS WILL BE COMPLETED. If SEI receives your purchase order before 1:30 p.m., Eastern time, the order will be executed that same day. Orders received after 1:30 p.m., Eastern time will be executed the following business day. Your shares will be bought, only after SEI receives a properly completed order with full payment.

     PURCHASE MINIMUMS.  You may buy shares for:
     -    an initial amount of $100,000; and,
     -    additional investments of $1,000 or more.

     Exceptions may be made at our discretion.

     MINIMUM ACCOUNT BALANCES. Accounts of less than $100,000 are expensive to maintain. Therefore, if you sell an amount of shares that drops your account balance below the minimum, you may be asked to add money to the account to bring it above the minimum balance. If, after 30 days, the account balance remains below the minimum, your shares may be sold and your account closed without your consent. The proceeds will be mailed to you.

     PAYMENT RESTRICTIONS. We only accept payments in U.S. funds. Checks must be drawn on a U.S. bank, savings and loan association, or credit union. Cash and third-party checks will not be accepted. We charge a $25 fee against your account for a returned check or stop payment request.

     WIRING FEE. We do not charge a fee for buying shares by wire, although SEI charges a $12 fee for wiring proceeds. The financial institution placing your order may charge its own wiring fees.

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.

OPENING AN ACCOUNT

     To open an account, complete and sign an account application and mail it to:

               Berkeley California Tax Exempt Fund
               c/o SEI Investments Distribution
               Oaks, Pennsylvania 19456


     ADDITIONAL REQUIREMENTS. If additional information is required, your application will be considered incomplete until SEI receives the missing information. We reserve the right to reject any applications we feel might adversely affect the Fund.

BUYING SHARES

     FIRST TIME PURCHASES. Your initial purchase must be made by mail. Include a check made payable to "Berkeley California Tax Exempt Fund" and an application. After that, you may place orders by wiring or mailing money to SEI.

     BY MAIL.  Orders in writing must include:
     -    your account number or a completed and signed application; and
     -    the dollar amount of shares you want to buy.

     Mail your order to the address on the back cover. Mailed purchase orders may not be revoked, modified or canceled.

     BY WIRE. Call SEI at 1-888-889-0799 to buy shares by wire. Wires must be received by SEI through the Federal Reserve Wire system before it closes (generally, 4:00 p.m. Eastern time) or SEI will not be able to process your order that day.


SELLING SHARES

     GENERAL RESTRICTIONS. We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form.

     PAYMENT MAY BE DELAYED. If you buy shares by check and sell them before your check clears, we will not send your proceeds until the check clears your bank. This delay may take up to 12 days from the date of your purchase. (You can avoid this delay by purchasing shares by wire.)

     WHEN CHECKS ARE MAILED. Normally, a check will be mailed to you within one or two business days, but no later than the seventh business day after SEI receives your sell order in proper form. Once a check is mailed, the sale is irrevocable and may not be modified or canceled.

     WHERE CHECKS ARE MAILED. Money from the sale of your shares may be sent to your designated bank account via the Federal Reserve Wire system, or to your address of record. Checks will not be sent to third parties other than the bank or brokerage account listed on your account application; nor will they be forwarded by the U.S. Postal Service.

     CHANGING YOUR MONEY'S DESTINATION. To change your designated bank account, write to SEI and include the name and address of the new bank and your account number. Be sure to include an acceptable signature guarantee.

     SIGNATURE GUARANTEE REQUIREMENT. We require a signature guarantee on any sale you request in writing if:
     - you change the bank or brokerage account from the one listed on your account application, or
     -    the address of record has changed within the last 15 days.

     The guarantor must be authorized by state law to guarantee signatures. A bank or broker-dealer is acceptable; a notary public is not.

     ADDITIONAL SIGNATURE REQUIREMENT. Sale orders placed by a corporation, partnership, trust, fiduciary, executor, or administrator require additional written evidence of authority. Call SEI at 1-888-889-0799 if you need assistance.

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.

     BY MAIL.  Send a written request including:
     -    your name;
     -    your account number;
     -    the number of shares you want to sell; and
     - the signature of all registered account holders exactly as they appear on the account.

     BY TELEPHONE.  Call SEI at 1-888-889-0799 and give them
     -    your name and account number;
     -    your social security number/tax identification number; and
     -    the number of shares you want to sell

     CONFIRMING AUTHENTICITY. SEI will make every effort to verify that an order is authentic.

     To do so, they may:
     - ask for a form of personal identification or written confirmation of instructions; and
     -    tape record your telephone instructions.

     The Fund and SEI reserve the right to refuse an order if we cannot reasonably confirm the authenticity of the instructions.

     LIABILITY. We or SEI may be liable for losses from unauthorized or fraudulent orders only if reasonable steps are not taken to verify an order's authenticity.

FOR MORE INFORMATION


BERKELEY CALIFORNIA TAX EXEMPT FUND

     Additional information is available free of charge in the Statement of Additional Information (SAI). The SAI is incorporated by reference (legally considered part of this document). Additional information about the Fund's performance is available in the Fund's Annual Report. To receive a free copy of this prospectus, the SAI, or the Annual Report (when available), please contact:

          SEI Investments Distribution Co.,

          Oaks, Pennsylvania 19456

          1-888-889-0799



INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

     -    at the SEC's Public Reference Room in Washington, D.C.
          (1-800-SEC-0330);

     -    on the Commission's Internet site (http://www.sec.gov); or
                                            --------------------

     - by written request (including duplicating fee) to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.





     Investment Company Act file number: 811-07923

                                    BERKELEY FUNDS


                      CLASS A SHARES OF BERKELEY GOVERNMENT FUND

               PROSPECTUS SUBJECT TO COMPLETION DATED FEBRUARY 12, 1999


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE





                        BERKELEY GOVERNMENT FUND

                        CLASS A







                                        PROSPECTUS DATED APRIL 30, 1999









          The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

          Mutual fund shares and other securities are not bank deposits, nor are they obligations of, or guaranteed by City National Bank. Mutual fund shares and other securities are not FDIC insured. Investing in mutual funds and other securities involves risks, including loss of principal.

TABLE OF CONTENTS


Overview . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4

     Our goal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4

     How we plan to achieve our goal . . . . . . . . . . . . . . . . . . . .4

     Types of securities . . . . . . . . . . . . . . . . . . . . . . . . . .4

     Classes of shares . . . . . . . . . . . . . . . . . . . . . . . . . . .4

     Risks of investing in our Fund. . . . . . . . . . . . . . . . . . . . .5

     Past performance. . . . . . . . . . . . . . . . . . . . . . . . . . . .5

Understanding expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .6

     Fee table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6

     Fee example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .6

Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .7

Account policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8

Understanding earnings and taxes . . . . . . . . . . . . . . . . . . . . . .9

How to buy and sell shares . . . . . . . . . . . . . . . . . . . . . . . . 10

     Buying shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

     Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

For more information . . . . . . . . . . . . . . . . . . . . . . . back cover


     More detailed information on all subjects covered in this simplified prospectus is contained within the Statement of Additional Information
     (SAI). Investors seeking more in-depth explanations of this Fund should request the SAI and review it before purchasing shares.

OVERVIEW


OUR GOAL

     The Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Fund seeks to maintain a $1.00 per share net asset value. The goals of the Fund can only be changed with shareholder approval.

HOW WE PLAN TO ACHIEVE OUR GOAL

     OUR STRATEGY. We purchase liquid, high-quality, short-term U.S. government bonds and notes. The securities must have maturities of no more than 397 days and, in our opinion, present minimal credit risk.

     DIVERSIFICATION. The Berkeley Government Fund is a diversified fund, which means it generally invests no more than 5% of its assets in one issuer and no more than 25% in one industry. Certificates of deposit and bankers' acceptances invested in bank branches located in the U.S., and obligations of, or guaranteed by the U.S. Government are exempt from the industry portion of this policy.

TYPES OF SECURITIES

     The fund invests primarily in money market instruments including:
     - High-quality bonds and notes rated within the two highest grades by rating agencies such as Standard & Poors (I.E. rated at least AA);
     -    U.S. Treasury Obligations;
     - Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and
     -    Repurchase agreements involving these obligations.

     Please review the SAI for more detailed descriptions of these securities.

CLASSES OF SHARES

     This Prospectus offers Class A shares of the Fund. The Fund also offers classes of shares, which are subject to the same expenses, except they may be subject to different distribution, shareholder servicing and/or transfer agent costs.

RISKS OF INVESTING IN OUR FUND

     As with any money market fund, there are risks of investing. We cannot guarantee that we will meet our investment goals. Here are some other risks to consider:

     MAINTAINING THE NET ASSET VALUE. We cannot guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share. You may lose money by investing in the Fund.

     NO FEDERAL GUARANTEES. As with any money market mutual fund, an investment in the Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board, or any agency of the U.S. Government.

     THE EFFECT OF INTEREST RATES. A money market fund's yield is affected by interest rate changes. When rates decline, the fund's yield may tend to be somewhat higher than prevailing market rates. When rates rise, the fund's yield may tend to be somewhat lower.

     ISSUER DEFAULT. We may not be able to maintain a $1 per share value if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly-rated securities.

     YEAR 2000 COMPLIANCE. Many computer software systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000 Problem." The systems' inability to tell the difference could cause accounting and other problems. Our software vendors and service providers have assured us, although not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have a material impact on the Fund because these costs are borne primarily by the Fund's vendors and service providers, and not directly by the Fund.

PAST PERFORMANCE

     The Fund is a new series of the Trust and has recently commenced operations. Therefore, no past performance information is available.

     If you would like to know the current seven-day yield, call:
     1-888-889-0799.

UNDERSTANDING EXPENSES


FEE TABLE

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
     ASSETS)

      Management Fee                                          0.26%
      Distribution/Service (12b-1) Fee                        0.50%
      Other Expenses
        Shareholder Servicing Fee                             0.25%
        Other Fund Expenses (estimated)                       0.12%
      -------------------------------------------------------------
      TOTAL FUND OPERATING EXPENSES (ESTIMATED)               1.13%

     The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

     The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep "Total Fund Operating Expenses" at or below 0.85%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur. The investment manager may, however, choose to waive them if the Fund cannot repay them and stay below the 0.85% limit for that year. The fee waiver and reimbursement arrangement cannot be terminated by the Fund, but may be terminated by the investment manager.

FEE EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower. The example should not be considered a representation of past or future expenses or performance.


     Based on these assumptions your costs would be:

     1 Year     3 Years
     ------     -------
      $115         $358

MANAGEMENT OF THE FUND


INVESTMENT MANAGER

     City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services, including the selection, appointment, and supervision of the sub-adviser to the Fund. CNB may, in the future, and after having secured the necessary SEC approval, change the sub-adviser to the Fund according to certain procedures without soliciting shareholders' approval.

     CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.4 billion in assets as of December 31, 1998. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

SUB-ADVISER

     Wellington Management Company, LLP ("Wellington") currently serves as the Fund's sub-adviser pursuant to a sub-advisory agreement between the investment manager and Wellington. Under the sub-advisory agreement, Wellington provides investment advisory and portfolio management services to the Fund. Wellington is located at 75 State Street, Boston, Massachusetts 02109. Wellington and its predecessor organizations have provided investment advisory service to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1998, Wellington had discretionary management authority with respect to approximately $193.9 billion in assets.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     SEI Investments Mutual Funds Services serves as administrator and fund accountant to the Fund. SEI Investments Fund Management ("SEI") serves as transfer agent for the Fund. Both companies are located at Oaks, Pennsylvania 19456 and can be reached at 1-800-342-5734.

DISTRIBUTOR

     Sei Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund.. The Distributor is located at Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ACCOUNT POLICIES


     HOW WE PRICE SHARES. Shares are priced at net asset value (NAV) which is expected to remain constant at $1.00. The NAV is calculated by adding the values of all securities and other assets of the Fund, subtracting the liabilities, and dividing the net amount by the number of outstanding shares. Securities are valued at amortized cost, which approximates market value.

     WHEN SHARES ARE PRICED. NAV calculations are made once each day, usually by 2:00 p.m. Eastern time. Shares are not priced on any day when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed.

     REPORTING FUND PERFORMANCE. From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.

UNDERSTANDING EARNINGS AND TAXES


     DECLARING AND PAYING DIVIDENDS. Dividends are declared each day the NAV is calculated. Dividends and net capital gains (if any) normally are paid on the last business day of each month.

     WHEN DO DIVIDENDS ACCRUE? Your dividends begin to accrue on the day of purchase for shares bought before 1:30 p.m. Eastern time. They begin to accrue on the following day for shares purchased after 1:30 p.m. Eastern time. You will not be credited with dividends for shares on the day you sell them.

     DISTRIBUTION OPTIONS. You may choose to receive your distributions in one of two ways:
     - Your dividends will be automatically reinvested in additional full or fractional shares, unless you instruct the Fund in writing.
     - You may receive dividends by mail, but only if you the Fund in writing to do so. Checks will normally be mailed to you on the business day after distributions are credited to your account.

     To change your distribution option, call the Distributor at 1-888-889-0799.

     TAX CONSIDERATIONS. The Fund intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences.

     You will be notified at least annually about the tax consequences of distributions made each year. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS.

     BACKUP WITHHOLDING. You must provide your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

HOW TO BUY AND SELL SHARES


     Here are the details you should know about buying and selling shares:

     HOW TO PLACE AN ORDER.  You may place an order with:
     -    an approved broker-dealer; or
     -    any other approved financial institution.

     ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION. If you have problems with your order, you must resolve those problems directly with the entity with whom you are dealing. Other financial institutions may offer different services and charge additional fees.

     WHEN ORDERS WILL BE COMPLETED. You may have to transmit or purchase or exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Fund. For more information about how to purchase or exchange fund shares through your financial institution, you should contact your financial institution directly.

     If SEI receives your purchase order, through your financial institution before 1:30 p.m., Eastern time, the order will be executed that same day. Orders received after 1:30 p.m., Eastern time will be executed the following business day. Your shares will be bought, only after SEI receives a properly completed order with full payment.

     PURCHASE MINIMUMS.  You may buy shares for:
     -    an initial amount of $100,000; and,
     -    additional investments of $1,000 or more.

     Exceptions may be made at our discretion.

     MINIMUM ACCOUNT BALANCES. Accounts of less than $100,000 are expensive to maintain. Therefore, if you sell an amount of shares that drops your account balance below the minimum, you may be asked to add money to the account to bring it above the minimum balance. If, after 30 days, the account balance remains below the minimum, your shares may be sold and your account closed without your consent. The proceeds will be mailed to you, through your financial institution.

     PAYMENT RESTRICTIONS. We only accept payments in U.S. funds. Checks must be drawn on a U.S. bank, savings and loan association, or credit union. Cash and third-party checks will not be accepted.

     WIRING FEE. The financial institution placing your order may charge its own wiring fees.

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.

BUYING SHARES

     FIRST TIME PURCHASES. You will have to follow your financial institution's procedures for transacting with the Fund. Contact your financial institution for more information.

SELLING SHARES

     GENERAL RESTRICTIONS. We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form.

     PAYMENT MAY BE DELAYED. You payment may be delayed by us or your financial institution, if you buy shares by check and sell them before your check clears - we will not send your proceeds until we have received payment from the initial purchase. This delay may take up to 12 days from the date of your purchase. (You can avoid this delay by purchasing shares by wire.)

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.

     CONFIRMING AUTHENTICITY. SEI will make every effort to verify that an order is authentic.

     To do so, they may:
     - ask for a form of personal identification or written confirmation of instructions; and
     -    tape record your telephone instructions.

     The Fund and SEI reserve the right to refuse an order if we cannot reasonably confirm the authenticity of the instructions.

     LIABILITY. We or SEI may be liable for losses from unauthorized or fraudulent orders only if reasonable steps are not taken to verify an order's authenticity.

FOR MORE INFORMATION


BERKELEY GOVERNMENT FUND

     Additional information is available free of charge in the Statement of Additional Information (SAI). The SAI is incorporated by reference (legally considered part of this document). Additional information about the Fund's performance is available in the Fund's Annual Report. To receive a free copy of this prospectus, the SAI, or the Annual Report (when available), please contact:

          SEI Investments Distribution Co.,

          Oaks, Pennsylvania 19456

          1-888-889-0799



INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

     -    at the SEC's Public Reference Room in Washington, D.C.
          (1-800-SEC-0330);

     -    on the Commission's Internet site (http://www.sec.gov); or
                                             ------------------

     - by written request (including duplicating fee) to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.





     Investment Company Act file number: 811-07923

                                    BERKELEY FUNDS


                      CLASS S SHARES OF BERKELEY GOVERNMENT FUND

              PROSPECTUS SUBJECT TO COMPLETION DATED FEBRUARY 12, 1999


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.






                       BERKELEY GOVERNMENT FUND

                       CLASS S







                                          PROSPECTUS DATED APRIL 30, 1999













          The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

          Mutual fund shares and other securities are not bank deposits, nor are they obligations of, or guaranteed by City National Bank. Mutual fund shares and other securities are not FDIC insured. Investing in mutual funds and other securities involves risks, including loss of principal.

TABLE OF CONTENTS


Overview . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Our goal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     How we plan to achieve our goal . . . . . . . . . . . . . . . . . . . . 4

     Types of securities . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Classes of shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Risks of investing in our Fund. . . . . . . . . . . . . . . . . . . . . 5

     Past performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

Understanding expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

Account policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

Understanding earnings and taxes . . . . . . . . . . . . . . . . . . . . . . 9

How to buy and sell shares . . . . . . . . . . . . . . . . . . . . . . . . .10

     Buying shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

     Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

For more information . . . . . . . . . . . . . . . . . . . . . . . .back cover





     More detailed information on all subjects covered in this simplified prospectus is contained within the Statement of Additional Information
     (SAI). Investors seeking more in-depth explanations of this Fund should request the SAI and review it before purchasing shares.

OVERVIEW


OUR GOAL

     The Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Fund seeks to maintain a $1.00 per share net asset value. The goals of the Fund can only be changed with shareholder approval.

HOW WE PLAN TO ACHIEVE OUR GOAL

     OUR STRATEGY. We purchase liquid, high-quality, short-term U.S. government bonds and notes. The securities must have maturities of no more than 397 days and, in our opinion, present minimal credit risk.

     DIVERSIFICATION. The Berkeley Government Fund is a diversified fund, which means it generally invests no more than 5% of its assets in one issuer and no more than 25% in one industry. Certificates of deposit and bankers' acceptances invested in bank branches located in the U.S., and obligations of, or guaranteed by the U.S. Government are exempt from the industry portion of this policy.

TYPES OF SECURITIES

     The fund invests primarily in money market instruments including:
     - High-quality bonds and notes rated within the two highest grades by rating agencies such as Standard & Poors (I.E. rated at least AA);
     -    U.S. Treasury Obligations;
     - Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and
     -    Repurchase agreements involving these obligations.

     Please review the SAI for more detailed descriptions of these securities.

CLASSES OF SHARES

     This Prospectus offers Class S shares of the Fund. The Fund also offers classes of shares, which are subject to the same expenses, except they may be subject to different distribution, shareholder servicing and/or transfer agent costs.

RISKS OF INVESTING IN OUR FUND

     As with any money market fund, there are risks of investing. We cannot guarantee that we will meet our investment goals. Here are some other risks to consider:

     MAINTAINING THE NET ASSET VALUE. We cannot guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share. You may lose money by investing in the Fund.

     NO FEDERAL GUARANTEES. As with any money market mutual fund, an investment in the Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board, or any agency of the U.S. Government.

     THE EFFECT OF INTEREST RATES. A money market fund's yield is affected by interest rate changes. When rates decline, the fund's yield may tend to be somewhat higher than prevailing market rates. When rates rise, the fund's yield may tend to be somewhat lower.

     ISSUER DEFAULT. We may not be able to maintain a $1 per share value if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly-rated securities.

     YEAR 2000 COMPLIANCE. Many computer software systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000 Problem." The systems' inability to tell the difference could cause accounting and other problems. Our software vendors and service providers have assured us, although not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have a material impact on the Fund because these costs are borne primarily by the Fund's vendors and service providers, and not directly by the Fund.

PAST PERFORMANCE

     The Fund is a new series of the Trust and has recently commenced operations. Therefore, no past performance information is available.


     If you would like to know the current seven-day yield, call:
     1-888-889-0799.

UNDERSTANDING EXPENSES


FEE TABLE

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
     ASSETS)

     Management Fee                                                0.26%
     Distribution/Service (12b-1) Fee                              0.50%
     Other Expenses
       Shareholder Servicing Fee                                   0.25%
       Other Fund Expenses (estimated)                             0.12%
     -------------------------------------------------------------------
     TOTAL FUND OPERATING EXPENSES (ESTIMATED)                     1.13%


     The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

     The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep "Total Fund Operating Expenses" at or below 1.05%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur. The investment manager may, however, choose to waive them if the Fund cannot repay them and stay below the 1.05% limit for that year. The fee waiver and reimbursement arrangement cannot be terminated by the Fund, but may be terminated by the investment manager.

FEE EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower. The example should not be considered a representation of past or future expenses or performance.

     Based on these assumptions your costs would be:

     1 Year    3 Years
     ------    -------
       $115       $358

MANAGEMENT OF THE FUND

INVESTMENT MANAGER

     City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services, including the selection, appointment, and supervision of the sub-adviser to the Fund. CNB may, in the future, and after having secured the necessary SEC approval, change the sub-adviser to the Fund according to certain procedures without soliciting shareholders' approval.

     CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.4 billion in assets as of December 31, 1998. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

SUB-ADVISER

     Wellington Management Company, LLP ("Wellington") currently serves as the Fund's sub-adviser pursuant to a sub-advisory agreement between the investment manager and Wellington. Under the sub-advisory agreement, Wellington provides investment advisory and portfolio management services to the Fund. Wellington is located at 75 State Street, Boston, Massachusetts 02109. Wellington and its predecessor organizations have provided investment advisory service to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1998, Wellington had discretionary management authority with respect to approximately $193.9 billion in assets.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     SEI Investments Mutual Funds Services serves as administrator and fund accountant to the Fund. SEI Investments Fund Management ("SEI") serves as transfer agent for the Fund. Both companies are located at Oaks, Pennsylvania 19456 and can be reached at 1-800-342-5734.

DISTRIBUTOR

     SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund..
      The Distributor is located at Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ACCOUNT POLICIES


     HOW WE PRICE SHARES. Shares are priced at net asset value (NAV) which is expected to remain constant at $1.00. The NAV is calculated by adding the values of all securities and other assets of the Fund, subtracting the liabilities, and dividing the net amount by the number of outstanding shares. Securities are valued at amortized cost, which approximates market value.

     WHEN SHARES ARE PRICED. NAV calculations are made once each day, usually by 2:00 p.m. Eastern time. Shares are not priced on any day when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed.

     REPORTING FUND PERFORMANCE. From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.

UNDERSTANDING EARNINGS AND TAXES

     DECLARING AND PAYING DIVIDENDS. Dividends are declared each day the NAV is calculated. Dividends and net capital gains (if any) normally are paid on the last business day of each month.

     WHEN DO DIVIDENDS ACCRUE? Your dividends begin to accrue on the day of purchase for shares bought before 1:30 p.m. Eastern time. They begin to accrue on the following day for shares purchased after 1:30 p.m. Eastern time. You will not be credited with dividends for shares on the day you sell them.

     DISTRIBUTION OPTIONS. You may choose to receive your distributions in one of two ways:
     - Your dividends will be automatically reinvested in additional full or fractional shares, unless you instruct the Fund in writing.
     - You may receive dividends by mail, but only if you instruct the Fund in writing to do so. Checks will normally be mailed to you on the business day after distributions are credited to your account.

     To change your distribution option, call the Distributor at 1-888-889-0799.

     TAX CONSIDERATIONS. The Fund intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences.

     You will be notified at least annually about the tax consequences of distributions made each year. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS.

     BACKUP WITHHOLDING. You must provide your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

HOW TO BUY AND SELL SHARES


     Here are the details you should know about buying and selling shares:

     HOW TO PLACE AN ORDER.  You may place an order with:
     -    an approved broker-dealer; or
     -    any other approved financial institution.

     ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION. If you have problems with your order, you must resolve those problems directly with the entity with whom you are dealing. Other financial institutions may offer different services and charge additional fees.

     WHEN ORDERS WILL BE COMPLETED. You may have to transmit or purchase or exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Fund. For more information about how to purchase or exchange fund shares through your financial institution, you should contact your financial institution directly.

     If SEI receives your purchase order, through your financial institution before 1:30 p.m., Eastern time, the order will be executed that same day. Orders received after 1:30 p.m., Eastern time will be executed the following business day. Your shares will be bought, only after SEI receives a properly completed order with full payment.

     PURCHASE MINIMUMS.  You may buy shares for:
     -    an initial amount of $100,000; and,
     -    additional investments of $1,000 or more.

     Exceptions may be made at our discretion.

     MINIMUM ACCOUNT BALANCES. Accounts of less than $100,000 are expensive to maintain. Therefore, if you sell an amount of shares that drops your account balance below the minimum, you may be asked to add money to the account to bring it above the minimum balance. If, after 30 days, the account balance remains below the minimum, your shares may be sold and your account closed without your consent. The proceeds will be mailed to you, through your financial institution.

     PAYMENT RESTRICTIONS. We only accept payments in U.S. funds. Checks must be drawn on a U.S. bank, savings and loan association, or credit union. Cash and third-party checks will not be accepted.

     WIRING FEE. The financial institution placing your order may charge its own wiring fees.

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.


BUYING SHARES

     FIRST TIME PURCHASES. You will have to follow your financial institution's procedures for transacting with the Fund. Contact your financial institution for more information.

SELLING SHARES

     GENERAL RESTRICTIONS. We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form.

     PAYMENT MAY BE DELAYED. You payment may be delayed by us or your financial institution, if you buy shares by check and sell them before your check clears - we will not send your proceeds until we have received payment from the initial purchase. This delay may take up to 12 days from the date of your purchase. (You can avoid this delay by purchasing shares by wire.)

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.

     CONFIRMING AUTHENTICITY. SEI will make every effort to verify that an order is authentic.

     To do so, they may:
     - ask for a form of personal identification or written confirmation of instructions; and
     -    tape record your telephone instructions.

     The Fund and SEI reserve the right to refuse an order if we cannot reasonably confirm the authenticity of the instructions.

     LIABILITY. We or SEI may be liable for losses from unauthorized or fraudulent orders only if reasonable steps are not taken to verify an order's authenticity.

FOR MORE INFORMATION


BERKELEY GOVERNMENT FUND

     Additional information is available free of charge in the Statement of Additional Information (SAI). The SAI is incorporated by reference (legally considered part of this document). Additional information about the Fund's performance is available in the Fund's Annual Report. To receive a free copy of this prospectus, the SAI, or the Annual Report (when available), please contact:

          SEI Investments Distribution Co.,

          Oaks, Pennsylvania 19456

          1-888-889-0799



INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

     -    at the SEC's Public Reference Room in Washington, D.C.
          (1-800-SEC-0330);

     -    on the Commission's Internet site (http://www.sec.gov); or
                                            --------------------

     - by written request (including duplicating fee) to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.





     Investment Company Act file number: 811-07923

                                    BERKELEY FUNDS


                INSTITUTIONAL CLASS SHARES OF BERKELEY GOVERNMENT FUND

               PROSPECTUS SUBJECT TO COMPLETION DATED FEBRUARY 12, 1999


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.







                       BERKELEY GOVERNMENT FUND

                       INSTITUTIONAL CLASS








                                          PROSPECTUS DATED APRIL 30, 1999











          The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

          Mutual fund shares and other securities are not bank deposits, nor are they obligations of, or guaranteed by City National Bank. Mutual fund shares and other securities are not FDIC insured. Investing in mutual funds and other securities involves risks, including loss of principal.

TABLE OF CONTENTS


Overview . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Our goal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     How we plan to achieve our goal . . . . . . . . . . . . . . . . . . . . 4

     Types of securities . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Classes of shares . . . . . . . . . . . . . . . . . . . . . . . . . . . 4

     Risks of investing in our Fund. . . . . . . . . . . . . . . . . . . . . 5

     Past performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

Understanding expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

     Fee example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

Account policies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

Understanding earnings and taxes . . . . . . . . . . . . . . . . . . . . . . 9

How to buy and sell shares . . . . . . . . . . . . . . . . . . . . . . . . .10

     Opening an account. . . . . . . . . . . . . . . . . . . . . . . . . . .11

     Buying shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

     Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

For more information . . . . . . . . . . . . . . . . . . . . . . . .back cover



     More detailed information on all subjects covered in this simplified prospectus is contained within the Statement of Additional Information
     (SAI). Investors seeking more in-depth explanations of this Fund should request the SAI and review it before purchasing shares.

OVERVIEW


OUR GOAL

     The Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Fund seeks to maintain a $1.00 per share net asset value. The goals of the Fund can only be changed with shareholder approval.

HOW WE PLAN TO ACHIEVE OUR GOAL

     OUR STRATEGY. We purchase liquid, high-quality, short-term U.S. government bonds and notes. The securities must have maturities of no more than 397 days and, in our opinion, present minimal credit risk.

     DIVERSIFICATION. The Berkeley Government Fund is a diversified fund, which means it generally invests no more than 5% of its assets in one issuer and no more than 25% in one industry. Certificates of deposit and bankers' acceptances invested in bank branches located in the U.S., and obligations of, or guaranteed by the U.S. Government are exempt from the industry portion of this policy.

TYPES OF SECURITIES

     The fund invests primarily in money market instruments including:
     - High-quality bonds and notes rated within the two highest grades by rating agencies such as Standard & Poors (I.E. rated at least AA);
     -    U.S. Treasury Obligations;
     - Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and
     -    Repurchase agreements involving these obligations.

     Please review the SAI for more detailed descriptions of these securities.

CLASSES OF SHARES

     This Prospectus offers Institutional Class shares of the Fund. The Fund also offers classes of shares, which are subject to the same expenses, except they may be subject to different distribution, shareholder servicing and/or transfer agent costs.

RISKS OF INVESTING IN OUR FUND

     As with any money market fund, there are risks of investing. We cannot guarantee that we will meet our investment goals. Here are some other risks to consider:

     MAINTAINING THE NET ASSET VALUE. We cannot guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share. You may lose money by investing in the Fund.

     NO FEDERAL GUARANTEES. As with any money market mutual fund, an investment in the Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board, or any agency of the U.S. Government.

     THE EFFECT OF INTEREST RATES. A money market fund's yield is affected by interest rate changes. When rates decline, the fund's yield may tend to be somewhat higher than prevailing market rates. When rates rise, the fund's yield may tend to be somewhat lower.

     ISSUER DEFAULT. We may not be able to maintain a $1 per share value if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly-rated securities.

     YEAR 2000 COMPLIANCE. Many computer software systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000 Problem." The systems' inability to tell the difference could cause accounting and other problems. Our software vendors and service providers have assured us, although not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have a material impact on the Fund because these costs are borne primarily by the Fund's vendors and service providers, and not directly by the Fund.

PAST PERFORMANCE

     The Fund is a new series of the Trust and has recently commenced operations. Therefore, no past performance information is available.

     If you would like to know the current seven-day yield, call:
     1-888-889-0799.

UNDERSTANDING EXPENSES


FEE TABLE

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
     ASSETS)

      Management Fee                                          0.26%
      Distribution/Service (12b-1) Fee                        0.00%
      Other Expenses
        Shareholder Servicing Fee                             0.25%
        Other Fund Expenses (estimated)                       0.12%
      -----------------------------------------------------------------
      TOTAL FUND OPERATING EXPENSES (ESTIMATED)               0.63%

     The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

FEE EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower. The example should not be considered a representation of past or future expenses or performance.

     Based on these assumptions your costs would be:

     1 Year     3 Years
     ------     -------
        $64        $201

MANAGEMENT OF THE FUND


INVESTMENT MANAGER

     City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services, including the selection, appointment, and supervision of the sub-adviser to the Fund. CNB may, in the future, and after having secured the necessary SEC approval, change the sub-adviser to the Fund according to certain procedures without soliciting shareholders' approval.

     CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.4 billion in assets as of December 31, 1998. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

SUB-ADVISER

     Wellington Management Company, LLP ("Wellington") currently serves as the Fund's sub-adviser pursuant to a sub-advisory agreement between the investment manager and Wellington. Under the sub-advisory agreement, Wellington provides investment advisory and portfolio management services to the Fund. Wellington is located at 75 State Street, Boston, Massachusetts 02109. Wellington and its predecessor organizations have provided investment advisory service to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 1998, Wellington had discretionary management authority with respect to approximately $193.9 billion in assets.

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     SEI Investments Mutual Funds Services serves as administrator and fund accountant to the Fund. SEI Investments Fund Management ("SEI") serves as transfer agent for the Fund. Both companies are located at Oaks, Pennsylvania 19456 and can be reached at 1-800-342-5734.

DISTRIBUTOR

     SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ACCOUNT POLICIES

     HOW WE PRICE SHARES. Shares are priced at net asset value (NAV) which is expected to remain constant at $1.00. The NAV is calculated by adding the values of all securities and other assets of the Fund, subtracting the liabilities, and dividing the net amount by the number of outstanding shares. Securities are valued at amortized cost, which approximates market value.

     WHEN SHARES ARE PRICED. NAV calculations are made once each day, usually by 2:00 p.m. Eastern time. Shares are not priced on any day when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed.

     REPORTING FUND PERFORMANCE. From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.

UNDERSTANDING EARNINGS AND TAXES


     DECLARING AND PAYING DIVIDENDS. Dividends are declared each day the NAV is calculated. Dividends and net capital gains (if any) normally are paid on the last business day of each month.

     WHEN DO DIVIDENDS ACCRUE? Your dividends begin to accrue on the day of purchase for shares bought before 1:30 p.m. Eastern time. They begin to accrue on the following day for shares purchased after 1:30 p.m. Eastern time. You will not be credited with dividends for shares on the day you sell them.

     DISTRIBUTION OPTIONS. You may choose to receive your distributions in one of two ways:
     - Your dividends will be automatically reinvested in additional full or fractional shares, unless you instruct the Fund in writing.
     - You may receive dividends by mail, but only if you instruct the Fund in writing to do so. Checks will normally be mailed to you on the business day after distributions are credited to your account.

     To change your distribution option, call the Distributor at 1-888-889-0799.

     TAX CONSIDERATIONS. The Fund intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences.

     You will be notified at least annually about the tax consequences of distributions made each year. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS.

     BACKUP WITHHOLDING. You must provide your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

HOW TO BUY AND SELL SHARES

     Here are the details you should know about opening an account, and buying and selling shares:

     HOW TO PLACE AN ORDER.  You may place an order with:
     -    the transfer agent, SEI;
     -    an approved broker-dealer; or
     -    any other approved financial institution.

     ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION. If you place an order with anyone other than SEI, you must resolve any problems directly with that entity. Other financial institutions may offer different services and charge additional fees.

     WHEN ORDERS WILL BE COMPLETED. If SEI receives your purchase order before 1:30 p.m., Eastern time, the order will be executed that same day. Orders received after 1:30 p.m., Eastern time will be executed the following business day. Your shares will be bought, only after SEI receives a properly completed order with full payment.

     PURCHASE MINIMUMS.  [check this]You may buy shares for:
     -    an initial amount of $100,000; and,
     -    additional investments of $1,000 or more.

     Exceptions may be made at our discretion.

     MINIMUM ACCOUNT BALANCES. [check this] Accounts of less than $100,000 are expensive to maintain. Therefore, if you sell an amount of shares that drops your account balance below the minimum, you may be asked to add money to the account to bring it above the minimum balance. If, after 30 days, the account balance remains below the minimum, your shares may be sold and your account closed without your consent. The proceeds will be mailed to you.

     PAYMENT RESTRICTIONS. We only accept payments in U.S. funds. Checks must be drawn on a U.S. bank, savings and loan association, or credit union. Cash and third-party checks will not be accepted. We charge a $25 fee against your account for a returned check or stop payment request.

     WIRING FEE. [Check this] We do not charge a fee for buying shares by wire, although SEI charges a $12 fee for wiring proceeds. The financial institution placing your order may charge its own wiring fees.

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.

OPENING AN ACCOUNT

     To open an account, complete and sign an account application and mail it to:

               Berkeley Government Fund
               c/o SEI Investments Distribution
               Oaks, Pennsylvania 19456

     ADDITIONAL REQUIREMENTS. If additional information is required, your application will be considered incomplete until SEI receives the missing information. We reserve the right to reject any applications we feel might adversely affect the Fund.

BUYING SHARES

     FIRST TIME PURCHASES. Your initial purchase must be made by mail. Include a check made payable to "Berkeley Government Fund" and an application. After that, you may place orders by wiring or mailing money to SEI.

     BY MAIL.  Orders in writing must include:
     -    your account number or a completed and signed application; and
     -    the dollar amount of shares you want to buy.

     Mail your order to the address on the back cover. Mailed purchase orders may not be revoked, modified or canceled.

     BY WIRE. Call SEI at 1-888-889-0799 to buy shares by wire. Wires must be received by SEI through the Federal Reserve Wire system before it closes (generally, 4:00 p.m. Eastern time) or SEI will not be able to process your order that day.

SELLING SHARES

     GENERAL RESTRICTIONS. We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve Bank's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form.

     PAYMENT MAY BE DELAYED. If you buy shares by check and sell them before your check clears, we will not send your proceeds until the check clears your bank. This delay may take up to 12 days from the date of your purchase. (You can avoid this delay by purchasing shares by wire.)

     WHEN CHECKS ARE MAILED. Normally, a check will be mailed to you within one or two business days, but no later than the seventh business day after SEI receives your sell order in proper form. Once a check is mailed, the sale is irrevocable and may not be modified or canceled.

     WHERE CHECKS ARE MAILED. Money from the sale of your shares may be sent to your designated bank account via the Federal Reserve Wire system, or to your address of record. Checks will not be sent to third parties other than the bank or brokerage account listed on your account application; nor will they be forwarded by the U.S. Postal Service.

     CHANGING YOUR MONEY'S DESTINATION. To change your designated bank account, write to SEI and include the name and address of the new bank and your account number. Be sure to include an acceptable signature guarantee.

     SIGNATURE GUARANTEE REQUIREMENT. We require a signature guarantee on any sale you request in writing if:
     - you change the bank or brokerage account from the one listed on your account application, or
     -    the address of record has changed within the last 15 days.

     The guarantor must be authorized by state law to guarantee signatures. A bank or broker-dealer is acceptable; a notary public is not.

     ADDITIONAL SIGNATURE REQUIREMENT. Sale orders placed by a corporation, partnership, trust, fiduciary, executor, or administrator require additional written evidence of authority. Call SEI at 1-888-889-0799 if you need assistance.

     OTHER REDEMPTION OPTIONS. Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.

     BY MAIL.  Send a written request including:
     -    your name;
     -    your account number;
     -    the number of shares you want to sell; and
     - the signature of all registered account holders exactly as they appear on the account.

     BY TELEPHONE.  Call SEI at 1-888-889-0799 and give them
     -    your name and account number;
     -    your social security number/tax identification number; and
     -    the number of shares you want to sell

     CONFIRMING AUTHENTICITY. SEI will make every effort to verify that an order is authentic.

     To do so, they may:
     - ask for a form of personal identification or written confirmation of instructions; and
     -    tape record your telephone instructions.

     The Fund and SEI reserve the right to refuse an order if we cannot reasonably confirm the authenticity of the instructions.

     LIABILITY. We or SEI may be liable for losses from unauthorized or fraudulent orders only if reasonable steps are not taken to verify an order's authenticity.

FOR MORE INFORMATION


BERKELEY GOVERNMENT FUND

     Additional information is available free of charge in the Statement of Additional Information (SAI). The SAI is incorporated by reference (legally considered part of this document). Additional information about the Fund's performance is available in the Fund's Annual Report. To receive a free copy of this prospectus, the SAI, or the Annual Report (when available), please contact:

          SEI Investments Distribution Co.,

          Oaks, Pennsylvania 19456

          1-888-889-0799



INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

     -    the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330);

     -    on the Commission's Internet site (http://www.sec.gov); or
                                             ------------------

     - by written request (including duplicating fee) to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.





     Investment Company Act file number: 811-07923

                                  Part B

                     Statement of Additional Information

                                    for

                     Berkeley California Tax Exempt Fund

                                    and

                          Berkeley Government Fund

                                 Combined

                  SUBJECT TO COMPLETION DATED FEBRUARY 12, 1999


INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY STATE.



             STATEMENT OF ADDITIONAL INFORMATION SUBJECT TO COMPLETION

                                       Part B

                        STATEMENT OF ADDITIONAL INFORMATION




                                   BERKELEY FUNDS

                              Berkeley Government Fund
                        Berkeley California Tax Exempt Fund







                         650 California Street, Suite 2800
                              San Francisco, CA 94108



                                   April 30, 1999


This Statement of Additional Information is not a prospectus. It should be read in conjunction with each of the Prospectuses dated April 30, 1999, which may be amended from time to time, for the Berkeley Government Fund and the Berkeley California Tax Exempt Fund (each a "Fund"). The Funds are diversified investment portfolios of the Berkeley Funds (the "Trust"), an open-end, management investment company. The Trust was formerly called "Berkeley Capital Management Funds."

Prospectuses may be obtained without charge by writing the Trust's Distributor, SEI Investments Distribution Co., Oaks, PA 19456, or by calling 1-800-342-5734.

                                 TABLE OF CONTENTS


INVESTMENT TECHNIQUES. . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . 8

RISK CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .10

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . .12

PORTFOLIO TRANSACTIONS AND TURNOVER. . . . . . . . . . . . . . . . . . . . .15

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . .16

Share Price Calculation. . . . . . . . . . . . . . . . . . . . . . . . . . .20

Yield. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

Distribution Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . .21

Shareholder Service Agreements . . . . . . . . . . . . . . . . . . . . . . .22

Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .23

General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .23

Purchase and Redemption of Shares. . . . . . . . . . . . . . . . . . . . . .24

Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . .25

Appendix- Ratings of Investment Securities . . . . . . . . . . . . . .Appendix

                                INVESTMENT TECHNIQUES


CALIFORNIA TAX EXEMPT FUND

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal and, to the extent possible, California state personal income taxes. There can be no assurance that the Fund will achieve its investment objective.

It is a fundamental policy of the Fund to invest, under normal conditions, at least 80% of its net assets in municipal securities that produce interest that, in the opinion of bond counsel, is exempt from federal income tax, and the Fund will invest, under normal conditions, at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Under normal conditions, at least 65% of the Fund's assets will be invested in municipal obligations the interest on which is exempt from California state personal income tax. These constitute municipal obligations of the state of California and its political subdivisions of municipal authorities and municipal obligations issued by territories or possessions of the United States. The Fund may invest, under normal conditions, up to 20% of its net assets in (1) municipal securities the interest on which is a preference item for purposes of the federal alternative minimum tax (although the Fund has no present intention of investing in such securities) and (2) taxable investments. In addition, for temporary defensive purposes when Weiss, Peck & Greer, L.L.C., the Fund's investment sub-adviser (the "Sub-Adviser" or "WPG"),determines that market conditions warrant, the Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities.

The Adviser or Sub-Adviser will not invest more than 25% of the Fund's assets in municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities or municipal utilities systems.

There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

GOVERNMENT FUND

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity. There can be no assurance that the Fund will achieve its investment objective.

It is a fundamental policy of the Fund to invest, under normal conditions, in
(1) high-quality bonds and notes rated within the two highest grades by rating agencies such as Standard & Poors (I.E. rated at least AA); (2) U.S. Treasury Obligations; (3) Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (4) Repurchase agreements involving these obligations.

There can be no assurance that the Fund will be able to achieve its investment objective, or that the Fund will be able to maintain a constant $1.00 net asset value per share.

PERMITTED INVESTMENTS

BANK NOTES. The Funds may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations.

BANKERS' ACCEPTANCES. The Funds may invest in Bankers' acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. The Funds may invest in certificates of deposit. Certificates of deposit is an interest-bearing instrument with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER. The Funds may invest in commercial paper. Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from one to 270 days.

EURODOLLAR CERTIFICATES OF DEPOSIT AND FOREIGN SECURITIES. The Berkeley Government Fund may invest in Eurodollar certificates of deposit and foreign securities. Before investing in Eurodollar certificates of deposit, the Fund will consider their marketability, possible restrictions on international currency transactions, and any regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks, and associated income may be subject to the imposition of foreign taxes, including withholding taxes.

Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. All such securities will be U.S. dollar denominated.

FIXED INCOME SECURITIES.  The Funds may invest in fixed income securities.
Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

FUTURES AND OPTIONS ON FUTURES. The Funds may engage in futures and options on futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract give the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made: generally contracts are closed out prior to the expiration date of the contract.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

There are risks associated with these activities, including the following:(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange and (5) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return. No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as "market to market"). The margin is in the nature of performance bond or good-faith deposit on a futures contract.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions set forth in this Statement of Additional Information. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

MUNICIPAL SECURITIES. The Berkeley California Tax Exempt Fund may invest in municipal securities. Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by there venues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

MUNICIPAL LEASES. The Berkeley California Tax Exempt Fund may invest in municipal leases. The Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

MUNICIPAL NOTES. The Berkeley California Tax Exempt Fund may invest in municipal notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

MUNICIPAL BONDS. The Berkeley California Tax Exempt Fund may invest in municipal securities. Municipal bonds are debt obligations issued to obtain funds for various public purposes. The Fund may purchase private activity or industrial development bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreements. Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. Each Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. Each Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Fund realizes a loss on the sale of the collateral securities. The Adviser or Sub-Advisers will enter into repurchase agreements on behalf of a Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Adviser or Sub-Advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Funds are treated as unsecured creditors.

STANDBY COMMITMENTS AND PUT TRANSACTIONS. The Berkeley California Tax Exempt Fund may invest in standby commitments and put transactions. The Fund reserve the right to engage in put transactions. The Adviser and Sub-Adviser have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit their put transactions to institutions which the Adviser or Sub-Adviser believes present minimum credit risks, and the Adviser or Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put.

TAX-EXEMPT COMMERCIAL PAPER. The Funds may invest in tax-exempt commercial paper. Tax-exempt commercial paper is unsecured short-term obligations issued by a government or political sub-division thereof. It is not currently expected that the Fund will invest more than 5% of its net assets in tax-exempt commercial paper.

TIME DEPOSITS. The Funds may invest in time deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS. The Funds may invest in U.S. agency obligations. Various agencies of the U.S. Government, issue obligations, including, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities guaranteed by GNMA which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, HLMC, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA), others are supported by the right of the issuer to borrow from the Treasury. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Funds may invest in variable and floating rate instruments. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED SECURITIES. The Funds may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. Each Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser or Sub-Adviser deems it appropriate to do so.

The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

BORROWING POLICY. The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The Funds will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of a Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.

                              INVESTMENT RESTRICTIONS


EXCEPT AS OTHERWISE NOTED WITH AN *, THE RESTRICTIONS BELOW ARE
NONFUNDAMENTAL AND CAN BE CHANGED WITHOUT APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES (AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, HEREINAFTER THE "1940 ACT") OF THE FUNDS. THE FUNDS MAY
NOT:

     (1) * Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.

     (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

     (3) * Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that a Fund may invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the Fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities in accordance with its investment objective and policies.

     (4) Enter into repurchase agreements if, as a result thereof, more than 10% of its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933). The Funds will invest no more than 10% of net assets in illiquid securities.

     (5) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except (i) commercial paper issued under Section 4(2) of the Securities Act of 1933 and (ii) liquid Rule 144A - eligible restricted securities).

     (6) * Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (7) Invest for the purpose of exercising control or management of another issuer.

     (8) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as may otherwise be permitted by the prospectus and the 1940 Act.

     (9) * Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies).

     (10) * Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. A Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. Any borrowings by a Fund will not be collateralized. If for any reason the current value of the total assets of a Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary to meet that limitation.

     (11) Write, purchase, or sell puts, calls, or combinations thereof.

     (12) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

     (13) * Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter under the federal securities laws in connection with the disposition of securities from its investment portfolio.

     (14) * Issue senior securities as defined in the 1940 Act.

     (15) Invest in interests or leases in oil, gas or other mineral exploration or development programs.

Except for restrictions (3), (4) and (10), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net or total assets will not be considered a violation of that restriction.

The Funds will only purchase securities that the Adviser or Sub-Advisers have determined, according to procedures approved by the Board and factors set forth in Rule 2a-7 under the 1940 Act, to present minimal credit risk and which are First Tier or Second Tier Securities (otherwise referred to as "Eligible Securities"). An Eligible Security is:

     (1) a Security with a remaining maturity of 397 days or less: (a) that is rated by the requisite nationally recognized statistical rating organizations ("NRSROs") designated by the Securities and Exchange Commission (the "SEC") (currently Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff and Phelps Credit Rating Co. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), Thomson BankWatch, and, with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent companies, and bank-supported debt, IBCA Limited and its affiliate, IBCA, Inc.) in one of the two highest rating categories for short-term debt obligations (two NRSROs are required but one rating suffices if only one NRSRO rates the security), or (b) that itself was unrated by any NRSRO, but was issued by an issuer that has outstanding a class of short-term debt obligations (or any security within that class) meeting the requirements of subparagraph 1(a) above that is of comparable priority and security;

     (2) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less, and whose issuer received a rating within one of the two highest rating categories from there quisite NRSROs for short-term debt obligations with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the subject security; or

     (3) a security not rated by an NRSRO but deemed by the Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees, to be of comparable quality to securities described in (1) and (2) above and to represent minimal credit risk.

A First Tier Security is any Eligible Security that carries (or if other relevant securities issued by its issuer carry) top NRSRO ratings from at least two NRSROs (a single top rating suffices if only one NRSRO rates the security), that has been determined by the Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees, to be of comparable quality to such a security, that is a security issued by a registered investment company that is a money market fund, or that is a U.S. government security (a "Government security"). A Second Tier Security is any other Eligible Security.

Each Fund will limit its investments in the First Tier Securities of any one issuer to no more than 5% of its total assets. (Repurchase agreements collateralized by non-Government securities will be taken into account when making this calculation.) Moreover, the Fund's total holdings of Second Tier Securities will not exceed 5% of its total assets, with investment in the Second Tier Securities of any one issuer being limited to the greater of 1% of the Fund's total assets or $1 million. In addition, the underlying securities involved in repurchase agreements collateralized by non-Government securities will be First Tier Securities at the time the repurchase agreements are executed.


                                RISK CONSIDERATIONS


GENERAL RISKS TO CONSIDER

A Fund's portfolio will be affected by general changes in interest rates which will result in increases or decreases in the market value of the obligations held by a Fund. The market value of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing a Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

The value of commercial paper and other securities in a Fund's portfolio may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner. As discussed above, a Fund will invest in securities which the Adviser or Sub-Adviser has determined, according to procedures approved by the Board, and factors set forth under Rule 2a-7 under the Investment Company Act of 1940, to present minimal credit risk. The ratings assigned to commercial paper and other corporate obligations, as well as the guidelines approved by the Trust's Board of Trustees, are intended to enable the Adviser or Sub-Adviser to minimize the credit risk with respect to the securities in a Fund's portfolio, but there can be no absolute assurance that the Adviser will be successful in this regard. If issuer defaults nevertheless occur respecting a sufficiently large portion of a Fund's portfolio, a Fund may be unable to maintain a stable net asset value of $1.00 per share.

A Fund's performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and, cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.


CALIFORNIA TAX EXEMPT FUND - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions, (2) a wide variety of California laws and regulations, and (3) the general financial condition of the State of California.

There could be economic, business or political developments which might affect all Municipal Securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective the Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds.

CALIFORNIA RISK FACTORS. Under normal conditions, the Fund will be fully invested in obligations which produce income exempt from federal income tax and California state income tax. Accordingly, the Fund will have considerable investments in California municipal obligations. As a result, the Fund will be more susceptible to factors which adversely affect issuers of California obligations than a mutual fund which does not have as great a concentration in California municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the State, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors which may affect the Fund.

The Fund's concentration in California municipal bonds may expose shareholders to additional risks. In particular, the Fund will be vulnerable to any development in California's economy that may weaken or jeopardize the ability of California municipal-bond issuers to pay interest and principal on their bonds. Although the Fund's objective is to provide income exempt from federal and California State personal income taxes, some of its income may be subject to the alternative minimum tax.

ADDITIONAL CONSIDERATIONS. With respect to Municipal Securities issued by the State of California and its political subdivisions the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the Portfolios and the value of the Portfolios' investments.


                              MANAGEMENT OF THE TRUST


OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Adviser are as follows:

            NAME               AGE   POSITION WITH               PRINCIPAL OCCUPATION FOR THE
                                       THE TRUST                        PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
Cindee Beechwood*              43   Trustee,          Assistant Group Financial Controller, London
                                    Treasurer and     Pacific Group Limited and Controller, Berkeley
                                    Principal         Capital Management (1992-present); Financial
                                    Financial         Operations Principal and Chief Financial Officer,
                                    Officer           Berkeley International Securities
                                                      (1997-present)

Bryan W. Brown                 53   Trustee           Financial and technological systems consultant
950 Hayman Place                                      (1992-present); formerly, Chief Financial Officer,
Los Altos, CA 94024                                   Bailard, Biehl & Kaiser, Inc. (1980-1992)

William R. Sweet               61   Trustee           Retired; formerly, Executive Vice President, The
81 Tiburon Road                                       Bank of California (1985-1996)
Tiburon, CA 94920

Barnett Teich                  74   Trustee           Retired; formerly consultant (1987-1989);
78280 Willowrich Drive                                Prior thereto, First Vice President, Lehman
Palm Desert, CA 92211                                 Management Co., Inc. (1958-1986)

Danell J. Doty*                35   Vice President    Vice President of Operations, Berkeley Capital
                                    and Secretary     Management (1995-present) and Operations Manager,
                                                      Berkeley International Securities (1991-present)

Joseph C. Neuberger*           36   Assistant         Vice President and Manager of Fund Administration
615 East Michigan St.,              Secretary         and Compliance, Firstar Mutual Fund Services, LLC
Milwaukee, WI 53202                                   (1994-present); formerly, Manager, Arthur Andersen
                                                      LLP (1984-1994)


                                                                             12

Dana L. Armour*                30   Assistant         Trust Officer and Compliance Administrator,
615 East Michigan St.               Secretary         Firstar Mutual Fund Services, LLC (1992-present)
Milwaukee, WI 53202

*These individuals are interested persons of the Trust as defined in Section 2(a)(19) of the 1940 Act.

The address of each individual listed above, unless otherwise indicated, is 650 California Street, Suite 2800, San Francisco, California 94108.


COMPENSATION TABLE(1)

                                                      TOTAL COMPENSATION FROM
                            AGGREGATE COMPENSATION      REGISTRANT AND FUND
      NAME, POSITION           FROM REGISTRANT       COMPLEX PAID TO DIRECTORS
------------------------------------------------------------------------------
Cindee Beechwood                     None                       None
Trustee

Barnett Teich                       $4,000                     $4,000
Trustee

Bryan W. Brown                      $4,000                     $4,000
Trustee

William R. Sweet                    $4,000                     $4,000
Trustee

(1)     Estimated for current fiscal year.


INVESTMENT ADVISER

The Trust and City National Bank ("CNB" or the "Adviser") have entered into an Investment Management Agreement (the "Agreement"). The Agreement provides that the Adviser shall not be liable for any error of judgement or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The continuance of the Agreement with respect to each Fund must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of that Fund, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Agreement or an "interested person" (as that term is defined in the 1940
Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable, without penalty, at any time as to any Fund by the Trustees of the Trust, by a vote of a majority of the outstanding shares of that Fund or by the

Adviser on not less than 30 days' nor more than 60 days' written notice. This Agreement shall not be assignable by either party without the written consent of the other party.

The Adviser provides the Fund with investment management services, including the selection, appointment, and supervision of the sub-adviser to the Fund. CNB may, in the future, and after having secured the necessary SEC approval, change the sub-adviser to the Fund according to certain procedures without soliciting shareholders' approval.

CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.4 billion in assets as of December 31, 1998. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stick Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

The Adviser is obligated under the Advisory Agreement to pay the excess of a Fund's operating expenses as disclosed in the applicable Prospectuses. If operating expenses of any Fund exceed limitations established by certain states, the Adviser will pay such excess. The Adviser will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


SUB-ADVISER TO THE BERKELEY GOVERNMENT FUND

The Trust and Wellington Management Company, LLP (the "Sub-Adviser" or "WMC") have entered into a sub-advisory agreement (the "Sub-Advisory Agreement,"). WMC serves as investment adviser to the Government Fund. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from the reckless disregard of its obligations or duties thereunder.

The continuance of the Sub-Advisory Agreement with respect to the Berkeley Government Fund after the first two (2) years of the agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days' written notice to the Trust.

The Sub-Adviser is entitled to a fee for its investment advisory services, which is accrued daily and paid monthly at the following annual rates: .075% of the combined daily net assets of the Berkeley Government Fund up to $500 million and
 .02% of such net assets in excess of $500 million. WMC may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Adviser's fee waivers. WMC may terminate its waiver at any time.

SUB-ADVISER TO THE CALIFORNIA TAX EXEMPT FUND

The Trust and Weiss, Peck & Greer, L.L.C., ("the "Sub-Adviser" or Weiss Peck") have entered into a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement provides that each Adviser or Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Weiss Peck serves as an investment adviser to the California Tax Exempt Fund. Weiss Peck invests the assets of the Fund, and continuously reviews, supervises and administers the investment program of the Fund. Weiss Peck is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Weiss Peck has been active since its founding in managing portfolios of tax exempt securities. As of August 31, 1998, total assets under management were approximately $15 billion. The principal business address of Weiss Peck is One New York Plaza, New York, New York 10004.

The continuance of the Sub-Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days' written notice to the Trust.

LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsy & Walker LLP, 345 California Street, Suite 2900, San Francisco, California 94104.


                        PORTFOLIO TRANSACTIONS AND TURNOVER


PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objective of the Funds in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of the Funds depending upon management's ability correctly to time and execute them.

The Adviser or Sub-Advisers, in effecting purchases and sales of portfolio securities for the account of the Funds, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Adviser or Sub-Advisers generally selects broker-dealers for the Funds primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Adviser or Sub-Adviser may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Adviser or Sub-Advisor when providing advisory services to other investment advisory clients, including other mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Investment decisions for each Fund are reached independently from those for other accounts managed by the Adviser or Sub-Adviser. Such other accounts may also make investments in instruments or securities at the same time as the Funds. On occasions when the Adviser or Sub-Adviser determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Adviser or Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser or Sub-Adviser in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Funds and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Funds.

PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Fund's portfolio turnover rate for reporting purposes is expected to be zero.


                               DISTRIBUTION AND TAXES


DISTRIBUTIONS

On each day that each Fund's net asset value per share is determined (each a "Business Day"), the Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a dividend to shareholders of record as of the last calculation of net asset value prior to the declaration and to shareholders investing on that day subject to the following conditions: (1) receipt of the purchase order by the Transfer Agent before 1:30 p.m. Eastern time; and (2) payment in immediately available funds wired to the Transfer Agent by the close of business the same day. Purchases made by check will begin receiving dividends on the Business Day the Transfer Agent receives the check if the check is received by 1:30 p.m. Eastern time, or on the following Business Day if the check is received after 1:30 p.m. Eastern time. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will normally be reinvested monthly in full and fractional shares of the Fund at the net asset value on the last Business Day of each month. If cash payment is requested, checks will normally be mailed on the Business Day following the dividend reinvestment date. The Funds will pay shareholders who redeem all of their shares all dividends accrued to the time of the redemption within seven days after the redemption.

Each Fund calculates its dividends based on its daily net investment income.
For this purpose, the net investment income of the Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, less (2) accrued expenses allocated to the Fund. If the Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses to the extent not offset by realized capital gains will be carried forward up to eight years. It is not anticipated that the Fund will realize any long-term capital gains. Expenses of the Trust are accrued daily. Should the net asset value of the Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value, and any unrealized gains and losses could affect the amount of the Fund's distributions.


FEDERAL INCOME TAXES

It is the policy of each Fund to qualify for taxation, and to elect to be taxed, as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Funds will distribute each year substantially all of its investment company taxable income (if any), its net exempt-interest income (if any), and its net capital gains (if any), and will seek to meet certain other requirements. Such qualification relieves the Funds of liability for federal income taxes to the extent the Funds' earnings are distributed. By following this policy, the Funds expect to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

In order to qualify as a regulated investment company, the Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies and (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Funds' total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Funds' total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute annually at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. The Fund intends to make sufficient distributions to shareholders to meet these requirements.

If a Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (i) ordinary income for such year; and (ii) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by a Fund in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. A Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The Funds do not expect to realize any significant amount of long-term capital gain. However, any distributions by the Funds of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares.

A Fund may engage in investment techniques that may alter the timing and character of a Fund's income. A Fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

A Fund may invest in some Variable Rate Demand Securities which have a feature entitling the purchaser to resell the securities at a specified amount (a "put option"). The Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired with a put option. The IRS subsequently announced that it will not ordinarily issue an advance letter ruling as to the identity of the true owner of property in cases involving the sale of securities (or participation interests therein) if the purchaser has the right to cause the security (or participation interest therein) to be purchased by the seller or a third party. Each Fund intends to take the position that it is the owner of any securities with respect to which it also holds a put option.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local, or foreign taxation. Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from the Fund at rates up to 30% (subject to reduction under certain income tax treaties).


CALIFORNIA INCOME TAX

The Berkeley California Tax Exempt Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Fund's taxable year, at least 50 percent of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Fund continues to qualify as a regulated investment company.

If the Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the Fund may not be entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

The Fund intends to continue paying what the IRS calls "exempt-interest dividends" to shareholders by maintaining, as of the close of each quarter of their taxable year, at least 50% of the value of their assets in municipal bonds. If the Fund satisfy this requirement, any distributions paid to shareholders from their net investment income will be exempt from federal income, to the extent that they derive their net investment income from interest on municipal bonds. Any distributions paid from other sources of net investment income, such as market discounts on certain municipal bonds, will be treated as ordinary income by the IRS.

                              SHARE PRICE CALCULATION

The Funds value portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Funds' investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed may result in a material dilution or other unfair results to investors or existing shareholders, the Board of Trustees is required to cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.


                                       YIELD

If you would like to know the current seven-day yield of the Funds, you may call 1-800-342-5734. The historical performance of the Funds may be shown in the form of yield and effective yield. These measures of performance are described below.

YIELD

Yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated in each seven-day period over an annual period, and is shown as a percentage of the investment.

EFFECTIVE YIELD

Effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

TAX EXEMPT YIELD

A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for the California Tax-Exempt Fund is computed by dividing that portion of the current yield (or effective yield) of the Fund that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the Fund that is not tax exempt.

                                 DISTRIBUTION PLANS


The Trust has adopted a Distribution Plan (the "Plan") for the Class A and Class S Classes of each Fund in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plans may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan adopted by Class A and Class S shareholders provides that the Trust will pay the Distributor a fee of up to .50% of the average daily net assets of a Portfolio's Class S shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Class S shareholders or to their customers who beneficially own Class A and Class S shares.

Payments may be made under the Class A and Class S Plans for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that the Adviser and/or Sub-Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


                           SHAREHOLDER SERVICE AGREEMENTS

The Adviser has entered into a Shareholder Services Agreement with the Trust on behalf of the Fund. Pursuant to the Shareholder Services Agreement, the Adviser will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of such services, the Fund will pay the Adviser a fee of up to 0.25% of the Fund's average daily net assets on an annual basis, payable monthly. The Adviser will pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Adviser receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, the Adviser may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

Pursuant to the Shareholder Services Agreement, the Adviser will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund's shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of the Adviser, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Adviser may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Funds for their customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of participating Organizations should read the Fund's Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.


                                      EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and, or other industry association membership dues.


                                GENERAL INFORMATION

The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. Currently, the Trust offers shares of three series - the Funds described in this Statement of additional Information and the Berkeley Money Market Fund, which has its own Statement of Additional Information. The Trust's Board of Trustees may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.

The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and its Bylaws, shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Agreement and Declaration of Trust, or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Agreement and Declaration of Trust provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Agreement and Declaration of Trust, and except that where any provision of law, of the Agreement and Declaration of Trust, or of the Bylaws permits or requires that
(i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.


                         PURCHASE AND REDEMPTION OF SHARES

The Funds' minimum initial investment is $100,000 and subsequent investments of $1,000 or more may be made. These minimum requirements may be changed at any time and are not applicable to certain types of investors. Exceptions to the minimum investment requirements may be made at the discretion of the Adviser including, without limitation, for employees or affiliates of the Adviser or investors who are, or are related to or affiliated with, clients of the Adviser. The Fund will accept investments in cash only in U.S. dollars.

The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of: (i) $250,000, or (ii) one percent of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

Investors should remember that it may be difficult to complete transactions by telephone during periods of drastic economic or market changes, when phone lines may become busy with calls from other investors. If you want to buy or sell shares but have trouble reaching the Fund by telephone, you may want to use another method for completing a transaction, even though an alternative procedure may mean that completing your transaction may take a longer period of time.

The Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.


                                 OTHER INFORMATION

The Prospectuses of the Funds and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses.

Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, DC

Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.


                                FINANCIAL STATEMENTS


There are no audited financial statements for the Funds because the Funds have been in operation for less than one year.

                    APPENDIX - RATINGS OF INVESTMENT SECURITIES



I.   COMMERCIAL PAPER


       MOODY'S INVESTORS SERVICE

               Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.


       STANDARD & POOR'S CORPORATION

               An S&P A-1 commercial paper rating indicates either an overwhelming or very strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.


II.  SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS


       MOODY'S INVESTORS SERVICE

               Short-term notes and variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.


       STANDARD & POOR'S CORPORATION

               An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

III. BONDS

       MOODY'S INVESTORS SERVICE

               Moody's rates the bonds it judges to be of the best quality Aaa. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or extraordinarily stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa rated bonds, they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protections, fluctuations of protective elements may be of greater amplitude or there may be other factors present which make them appear to be subject to somewhat greater long-term risks.

       STANDARD & POOR'S CORPORATION

               AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal and differs from an AAA rating only in small degree.

                                     PART C

                               ------------------

                                OTHER INFORMATION

                               ------------------

                                 BERKELEY FUNDS

                                  F O R M  N-1A

                           PART C.  OTHER INFORMATION

Item 23.  EXHIBITS.

          (a)(i)   Agreement and Declaration of Trust(1)
             (ii)  Amendment to Agreement and Declaration of Trust(1)

          (b)      By-Laws(1)

          (c)      Instruments Defining Rights of Security Holder -- Not
                   Applicable

          (d)(i)   Investment Management Agreement for Money Market Fund(1)
             (ii) Amendment to Investment Management Agreement for Money Market Fund(1)
             (iii) Investment Management Agreement for California Tax Exempt
                   Fund and Government Fund(2)

          (e) Underwriting Agreement with Berkeley International Securities Corporation(1)


          (f) Bonus, Profit Sharing, Pension and Other Similar Arrangements -- Not Applicable


          (g)      Custodian Agreement(1)


                   Other Material Contracts:


          (h)(i)   Fund Administration Servicing Agreement(1)
             (ii)  Fund Accounting Servicing Agreement(1)
             (iii) Transfer Agent Agreement(1)
             (iv)  Shareholder Services Agreement(1)

          (i)(i)   Opinion and Consent of Counsel for Money Market Fund(1)
             (ii) Opinion and Consent of Counsel for California Tax Exempt Fund and Government Fund(2)


          (j)      Consent of Independent Accountants -- Not Applicable

          (k)      Financial Statements Omitted from Item 23 -- Not Applicable

          (l)      Subscription Agreement(1)

          (m)      Rule 12b-1 Plan(2)

          (n) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended October 31, 1998.

          (o)      Multiple Class Plan(2)

--------------
(1) Previously filed as an exhibit to Registrant's Registration Statement (File Nos. 333-16093 and 811-7923) and incorporated herein by reference.


(2)  To be filed by post-effective amendment.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

Item 25.  INDEMNIFICATION.


     Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

     "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

     Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     Please see Parts A and B of this Registration Statement for discussion of the Investment Adviser.


Item 27.  PRINCIPAL UNDERWRITERS.

     (a)  Not Applicable.

               (b) The following information is furnished with respect to the officers and directors of Berkeley International Securities Corporation, the Registrant's principal underwriter:

Name                     Positions and Offices      Positions and Offices
                         with Underwriter           with Registrant
------------------       ---------------------      ---------------------
Robert A. Cornman        General Counsel            None
                         Assistant Secretary

Diane E. Worthington     Financial/Operations       None
                         Principal

Wendy J. Beller          Director of Compliance     Compliance Officer

Danell J. Doty           Operations Manager         Vice President
                                                    and Secretary

Michael J. Mayer         Director/Chairman          None


Cindee Beechwood         Financial and Operations   Trustee, Treasurer
                         Principal                  Principal Financial Officer


     The principal business address of each individual named above is 650 California Street, Suite 2800, San Francisco, California 94108.

     (c)  Not Applicable.


Item 28.  LOCATIONS OF ACCOUNTS AND RECORDS.


     The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are kept by the Registrant at its offices, 650 California Street, Suite 2800, San Francisco, California 94108. Firstar Trust Company, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 is the Registrant's transfer agent, accounting, custodial, and administration records and maintains records relating to such activities.


Item 29.  MANAGEMENT SERVICES.


     There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.


Item 30.  UNDERTAKINGS.


     (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, once such report becomes available, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the 11th day of February, 1999.


                                        BERKELEY FUNDS

                                        By: /s/ Cindee Beechwood*
                                           -----------------------------
                                           Cindee Beechwood, Chairman,
                                           President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.





/s/ Cindee Beechwood*
-----------------------------  Chairman, President,            February 11, 1999
Cindee Beechwood               Principal Financial Officer


/s/ Bryan W. Brown*
-----------------------------  Trustee                         February 11, 1999
Bryan W. Brown


/s/ William R. Sweet*
-----------------------------  Trustee                         February 11, 1999
William R. Sweet


/s/ Barnett Teich*
-----------------------------  Trustee                         February 11, 1999
Barnett Teich


* By: /s/ Mitchell E. Nichter
-----------------------------
      Mitchell E. Nichter, pursuant to power of attorney previously filed.